UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6624
                                                     ---------------------

                Nuveen New York Select Tax-Free Income Portfolio
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31
                                           ------------------

                  Date of reporting period: March 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                    ANNUAL REPORT March 31, 2005

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                         NUVEEN SELECT TAX-FREE INCOME PORTFOLIO
                                                                             NXP

                                       NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2
                                                                             NXQ

                                       NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3
                                                                             NXR

                              NUVEEN CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO
                                                                             NXC

                                NUVEEN NEW YORK SELECT TAX-FREE INCOME PORTFOLIO
                                                                             NXN

Photo of: Man, woman and child at the beach.
Photo of: A child.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
      LETTER TO SHAREHOLDERS


Once again, I am pleased to report that over the twelve-month period covered by this annual report your Fund continued to provide you with monthly tax-free income. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

As I noted in my last letter to you, our conversations with financial advisors and investors suggest that many of you may be wondering whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place in shorter-term rates. If longer-term rates do begin to rise significantly, some of you also may be wondering if that makes this a good time to adjust your holdings of fixed-income investments. We can't answer these questions for you - no one knows what the future will bring.


"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK."


From our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which had owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders soon will be asked to formally approve the continuation of your Fund's management contract with Nuveen. We will be sending you more information about this process in the coming weeks.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

May 16, 2005

Nuveen Municipal Closed-End Exchange-Traded Funds
(NXP, NXQ, NXR, NXC, NXN)


Portfolio Managers'
        COMMENTS



Portfolio managers Tom Spalding, Scott Romans and Paul Brennan review the market environment, key investment strategies and the annual performance of these Nuveen Select Portfolios. With 30 years of investment experience, Tom has managed the three national Portfolios since 1999. Scott, who joined Nuveen in 2000, and Paul, who has 14 years of investment experience, have managed NXC and NXN, respectively, since 2003.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH REPORTING PERIOD ENDED MARCH 31, 2005?

During this 12-month period, the Federal Reserve implemented seven quarter-point increases in the fed funds rate, beginning on June 30, 2004, and continuing through March 22, 2005. These increases, which were intended to control economic growth and head off significant growth in the rate of inflation, raised the short-term target to 2.75% from 1.00%. (On May 3, 2005, after the close of this reporting period, the fed funds rate was raised to 3.00%.) Ironically, while short-term rates rose over the period, yields on the Bond Buyer 25 index, a widely followed measure of long-term municipal bond interest rates, fell by more than 30 basis points. As a result, we saw a flattening of the municipal yield curve over the course of the 12 months.

After growing at an annualized rate of 3.3% in the second quarter of 2004, the gross domestic product (GDP) expanded by 4.0% (annualized) in the third quarter of 2004 and 3.8% (annualized) in the fourth quarter of 2004. However, expectations for higher interest rates and higher energy prices acted to restrain both consumer spending and business investment in the first three months of 2005. GDP growth for the first quarter moderated to 3.1% (annualized), its slowest pace in two years.

Rising energy costs also served to reignite concerns about the potential for inflation, as the Consumer Price Index (CPI) rose at a rate of 4.3% (annualized) over the first three months of 2005. In addition to the CPI, the municipal market also continued to closely monitor the national employment picture. While the unemployment rate dropped to 5.2% in March 2005, from 5.7% in March 2004, job growth in 2005 lagged that of 2004.

Over the 12-month period, municipal supply nationwide remained strong, as $369.7 billion in new bonds came to market. New issue supply for the first quarter of 2005 was $96.6 billion, a new record for the first three months on any calendar year. First quarter 2005 refundings increased 25% over the first quarter 2004 as issuers sought to take advantage of the prevalent interest rates.

HOW ABOUT ECONOMIC AND MARKET CONDITIONS IN CALIFORNIA AND NEW YORK DURING THIS PERIOD?

California continued its steady economic recovery, outperforming a number of national averages over the 12-month period. Leading areas of job growth within the state included professional and business services, construction and trade, transportation, and utilities. California also benefited from expanding international trade, particularly with Asia. The jobless rate dropped to 5.4% in March 2005, compared with 6.4% in March 2004. This 5.4% rate is the lowest level since July 2001.

During this period, California made significant progress toward resolving cash flow problems and improving balance sheet liquidity following the March 2004 passage of Proposition 57, which enabled the state to issue a total of $11 billion in economic recovery bonds (ERBs). The combination of economic and budgetary improvements led all three major credit rating agencies to upgrade the state's outstanding general obligation debt. In May 2004, Moody's revised its rating of California general obligation bonds (GOs) to A3 from Baa1, followed by Standard & Poor's upgrade to A from BBB in August. In September, Fitch moved its rating for California GOs to A- from BBB. During this reporting period, California issuers offered $56.9 billion in new municipal bonds, up 9% from the previous 12-month period. In July 2004, California enacted a $105 billion fiscal 2005 budget, closing a $14 billion gap without tax increases.

In New York, the economy continued to be led by financial services, healthcare and education. Although well diversified, the recovery of the state economy has proceeded more slowly than many national averages. However, employment growth was an exception, as New York's jobless rate dropped to 4.6% in March 2005 from 6.1% in March 2004. This is the lowest state unemployment rate since June 2001. As of March 31, 2005, the state was forecast to have a fiscal 2005 ending surplus of $1.2 billion, driven primarily by higher revenues from personal income taxes.

During this 12-month reporting period, New York issuers brought $39.6 billion in new municipal bonds to market, down 9% from the prior 12 months. In November 2004, Moody's upgraded the credit rating on New York State GOs to A1 from A2, based on the state's improving economic outlook. That rating was reconfirmed in February 2005, as was S&P's AA rating. On April 4, 2005, following the end of this reporting period,

Moody's upgraded its rating of New York City GOs to A1 from A2, the highest rating ever given to the city by Moody's.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN SELECT PORTFOLIOS DURING THE 12 MONTHS ENDED MARCH 31, 2005?

With the market anticipating increases in interest rates throughout the period, our focus centered on finding bonds that, in our judgment, could add immediate value to the Portfolios and that also had the potential to perform well under a variety of future market scenarios.

We believed the national Portfolios--NXP, NXQ and NXR--were generally well positioned coming into this reporting period, and as a result turnover was relatively light during these 12 months. When we needed to reinvest proceeds from called bonds, we tended to look for insured or AA or A rated bonds in the 25-year part of the yield curve. We also looked for opportunities to add to our healthcare holdings, based on this sector's continued strong performance and potential for additional yield. While we continued to keep the Portfolios well diversified geographically, we often looked to the states with greater issuance--such as California, Texas, New York, Florida and Illinois--to find these opportunities.

In both NXC and NXN, we actively sought lower-rated investment-grade bonds as we continued to transition these two Portfolios from their previous status as 100% insured Portfolios. This helped the performance of these Portfolios during this reporting period, as BBB rated bonds were among the best performers during this period. In general, additions to the Portfolios during this time were financed with the proceeds from called bonds and the sale of pre-refunded bonds and bonds with shorter maturities, which tended to underperform in the interest rate environment of the 12-month period.

In NXC, another goal during this period was to improve overall call exposure. We sought to do this by focusing most of our purchases and reinvestment activity in the 20-year part of the yield curve.

During the period for NXN, we began to place greater emphasis on bonds further out on the yield curve, specifically those with 20 years or more to maturity. In our opinion, these bonds generally offered more attractive opportunities and better value. While we continued to diversify the credit quality of NXN, issuance in New York was dominated by high-quality and insured issues and did not provide many opportunities to add lower-rated investment-grade bonds to this Portfolio.

HOW DID THE PORTFOLIOS PERFORM?

Individual results for the Nuveen Select Portfolios, as well as for comparative indexes and peer groups, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 3/31/05

NATIONAL PORTFOLIOS          1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NXP                           4.00%            5.73%             6.05%
--------------------------------------------------------------------------------
NXQ                           3.82%            5.37%             5.82%
--------------------------------------------------------------------------------
NXR                           4.01%            5.45%             5.95%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index1         2.67%            6.58%             6.33%
--------------------------------------------------------------------------------
Lipper General and Insured
Unleveraged Municipal
Debt Funds Average2           4.27%            5.52%             5.78%
--------------------------------------------------------------------------------

CALIFORNIA PORTFOLIO
--------------------------------------------------------------------------------
NXC                           3.99%            5.44%             5.81%
--------------------------------------------------------------------------------
Lehman Brothers CA
Tax-Exempt
Bond Index1                   3.54%            6.55%             6.45%
--------------------------------------------------------------------------------
Lipper CA Municipal
Debt Funds Average2           5.56%            8.04%             7.07%
--------------------------------------------------------------------------------

NEW YORK PORTFOLIO
--------------------------------------------------------------------------------
NXN                           3.10%            5.36%             5.62%
--------------------------------------------------------------------------------
Lehman Brothers NY
Tax-Exempt
Bond Index1                   2.54%            6.52%             6.48%
--------------------------------------------------------------------------------
Lipper NY
Municipal Debt Funds
Average2                      3.67%            8.08%             6.76%
--------------------------------------------------------------------------------
All returns are annualized.

Past performance is not predictive of future results. Returns do not reflect the deduction of taxes that shareholders may have to pay on Portfolio distributions or upon the sale of Portfolio shares. Current performance may be higher or lower than the data shown.

For additional information, see the individual Performance Overview for your Portfolio in this report.


1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of investment-grade municipal bonds. The Lehman Tax-Exempt Bond Indexes for California and New York are also unleveraged and unmanaged and comprise a broad range of municipal bonds issued in California and New York, respectively. Results for the Lehman indexes do not reflect any expenses.

2 Each of the Lipper Municipal Debt Funds averages shown in this report are calculated using the returns of all closed-end exchange-traded funds in their respective categories for each period as follows: Lipper General and Insured Unleveraged category, 1 year, 8 funds; 5 years, 8 funds; and 10 years, 8 funds; Lipper California category, 1 year, 29 funds; 5 years, 18 funds; and 10 years, 16 funds; and Lipper New York category, 1 year, 22 funds; 5 years, 11 funds; and 10 years, 9 funds. Portfolio and Lipper returns assume reinvestment of dividends.

For the 12 months ended March 31, 2005, the total returns on net asset value
(NAV) for all five Select Portfolios outperformed the returns on the respective Lehman Brothers indexes. All five Portfolios underperformed their Lipper fund group averages for this period. The strong performance of the CA and NY state peer groups is at least partly explained by the fact that the vast majority of funds in these peer groups were leveraged, which tended to significantly boost those funds' performance due to historically low short-term interest rates they paid over this period on their leveraging instruments.

As the municipal yield curve flattened during this reporting period, the prices of bonds with longer maturities, which are more sensitive to interest rate movements, generally tended to perform better than those of securities with shorter maturities. Our trading activity over the past 12 months, which emphasized investments in the intermediate and long intermediate parts of the yield curve as bonds with shorter maturities were called or sold from the Portfolios, helped the performances of all five Portfolios for the period relative to the Lehman indexes.

All of the Portfolios also benefited from their allocations of lower investment-grade quality bonds during this period, with bonds rated BBB ranking among the best performing credit quality sectors as the demand for these bonds increased. Among the lower-rated holdings making positive contributions to the Portfolios' annual returns were hospital bonds. This sector ranked among the top Lehman Brothers index municipal revenue sectors in terms of performance for the 12-month period. Bonds backed by the 1998 master tobacco settlement agreement also produced solid performance during this period, as the litigation environment improved and the supply/demand situation drove tobacco bond prices higher. As of March 31, 2005, the three national Portfolios maintained exposures between 4% and 5% to tobacco bonds that were uninsured or not backed by others sources of revenue, while NXC and NXN each held approximately 2% of these types of securities.

NXC's holdings of California general obligation bonds and other securities benefited from the upgrade in the state's credit rating, as the prices on these bonds rose relative to national AAA credits with similar maturities. NXC also continued to hold some older, high-coupon bonds that performed very strongly during this period.

The performance of NXN was boosted by several advance refundings of its holdings during this period, which resulted in price appreciation as well as enhanced credit quality for this Portfolio. At the same time, holdings of older pre-refunded bonds in all of the Portfolios tended to underperform the general municipal market during this period, due primarily to the shorter effective maturities of these bonds.

HOW WERE THE PORTFOLIOS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF MARCH 31, 2005?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of March 31, 2005, these five Portfolios continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 64% in NXC to 73% in NXR, 76% in NXP, 81% in NXQ and 91% in NXN.

As of March 31, 2005, potential call exposure for these Portfolios for the period April 2005 through the end of 2006 ranged from 2% in NXN to 8% in NXP, 10% in NXC, 12% in NXR and 17% in NXQ. The number of actual bond calls in all of these Portfolios depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION

As short-term interest rates remained relatively low throughout this reporting period, proceeds from calls or maturing higher-yielding bonds had to be reinvested in the current lower interest rate environment. This led to one dividend cut in NXC and NXN and two reductions in NXP, NXQ and NXR during the 12-month period.

Due to capital gains generated by normal portfolio activity, shareholders of the following Portfolios received capital gains and/or net ordinary income distributions at the end of December 2004 as indicated:

                           LONG-TERM
                       CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NXP                          $0.0979                           $ 0.0044
--------------------------------------------------------------------------------
NXQ                          $0.0413                           $     --
--------------------------------------------------------------------------------
NXR                          $0.0343                           $ 0.0023
--------------------------------------------------------------------------------
NXC                          $0.0468                           $     --
--------------------------------------------------------------------------------
NXN                          $0.0640                           $     --
--------------------------------------------------------------------------------

All of these Portfolios seek to pay stable dividends at rates that reflect each Portfolio's past results and projected future performance. During certain periods, each Portfolio may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Portfolio during the period. If a Portfolio has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income
(UNII) as part of the Portfolio's NAV. Conversely, if a Portfolio has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Portfolio's NAV. Each Portfolio will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2005, all of the Select Portfolios had negative UNII balances for financial statement purposes and positive UNII balances for tax purposes.

As of March 31, 2005, the share prices of the Select Portfolios were trading at discounts to their NAVs as shown in the accompanying chart:

                        3/31/05         12-MONTH AVERAGE
                       DISCOUNT                 DISCOUNT
--------------------------------------------------------------------------------
NXP                       -7.66%                  -7.53%
--------------------------------------------------------------------------------
NXQ                       -9.04%                  -9.11%
--------------------------------------------------------------------------------
NXR                       -9.85%                  -8.95%
--------------------------------------------------------------------------------
NXC                       -7.84%                  -8.53%
--------------------------------------------------------------------------------
NXN                       -4.41%                  -6.53%
--------------------------------------------------------------------------------

Nuveen Select Tax-Free Income Portfolio
NXP

Performance
     OVERVIEW As of March 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              60%
AA                               16%
A                                15%
BBB                               8%
BB or Lower                       1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                            0.061
May                            0.061
Jun                            0.059
Jul                            0.059
Aug                            0.059
Sep                            0.059
Oct                            0.059
Nov                            0.059
Dec                            0.057
Jan                            0.057
Feb                            0.057
Mar                            0.057

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        14.32
                              14.17
                              13.84
                              13.8
                              13.8
                              13.82
                              13.78
                              13.5
                              13.63
                              13.56
                              13.51
                              13.48
                              13.38
                              13.4
                              13.2
                              13.2
                              13.13
                              13.1
                              13.05
                              13.1
                              13.26
                              13.07
                              13.05
                              12.95
                              13.06
                              12.95
                              12.77
                              12.71
                              12.63
                              12.65
                              12.8
                              12.89
                              12.86
                              12.86
                              12.85
                              12.83
                              12.94
                              12.98
                              13.02
                              13.17
                              13.28
                              13.28
                              13.2
                              13.17
                              13.25
                              13.06
                              13.1
                              13.05
                              13.04
                              13.07
                              12.87
                              12.91
                              12.96
                              13.01
                              12.96
                              12.95
                              13.1
                              13.15
                              13.18
                              13.28
                              13.28
                              13.27
                              13.34
                              13.38
                              13.42
                              13.48
                              13.45
                              13.44
                              13.46
                              13.56
                              13.38
                              13.53
                              13.56
                              13.52
                              13.52
                              13.57
                              13.37
                              13.39
                              13.38
                              13.41
                              13.4
                              13.46
                              13.42
                              13.49
                              13.49
                              13.57
                              13.53
                              13.51
                              13.52
                              13.63
                              13.64
                              13.61
                              13.57
                              13.57
                              13.54
                              13.53
                              13.63
                              13.66
                              13.71
                              13.69
                              13.68
                              13.69
                              13.83
                              13.83
                              13.81
                              13.79
                              13.85
                              13.85
                              13.83
                              13.68
                              13.7
                              13.77
                              13.78
                              13.77
                              13.79
                              13.74
                              13.68
                              13.8
                              13.75
                              13.69
                              13.72
                              13.75
                              13.8
                              13.83
                              13.87
                              13.89
                              13.85
                              13.77
                              13.73
                              13.78
                              13.82
                              13.69
                              13.74
                              13.9
                              13.85
                              13.9
                              13.85
                              13.8
                              13.8
                              13.76
                              13.85
                              13.91
                              13.91
                              13.94
                              14
                              13.87
                              13.83
                              13.79
                              13.89
                              13.78
                              13.8
                              13.84
                              13.88
                              13.66
                              13.45
                              13.63
                              13.66
                              13.82
                              13.78
                              13.69
                              13.65
                              13.64
                              13.61
                              13.55
                              13.56
                              13.61
                              13.6
                              13.63
                              13.51
                              13.54
                              13.48
                              13.48
                              13.75
                              13.64
                              13.61
                              13.63
                              13.65
                              13.6
                              13.42
                              13.42
                              13.47
                              13.35
                              13.31
                              13.37
                              13.38
                              13.49
                              13.43
                              13.36
                              13.34
                              13.37
                              13.36
                              13.34
                              13.53
                              13.59
                              13.7
                              13.55
                              13.56
                              13.53
                              13.53
                              13.47
                              13.44
                              13.51
                              13.71
                              13.59
                              13.65
                              13.7
                              13.74
                              13.68
                              13.7
                              13.81
                              13.73
                              13.7
                              13.77
                              13.89
                              13.94
                              13.92
                              13.85
                              14
                              14.03
                              14.05
                              14.2
                              14.11
                              14.06
                              14.13
                              14
                              13.82
                              13.8
                              13.84
                              13.94
                              14.05
                              13.942
                              13.98
                              13.96
                              14
                              13.98
                              13.93
                              14.03
                              14
                              13.95
                              13.96
                              13.87
                              13.87
                              13.87
                              13.8
                              13.84
                              13.74
                              13.65
                              13.54
                              13.45
                              13.48
                              13.5
                              13.6
3/31/05                       13.5


FUND SNAPSHOT
------------------------------------
Share Price                   $13.50
------------------------------------
Common Share
Net Asset Value               $14.62
------------------------------------
Premium/(Discount) to NAV     -7.66%
------------------------------------
Market Yield                   5.07%
------------------------------------
Taxable-Equivalent Yield1      7.04%
------------------------------------
Net Assets ($000)           $239,460
------------------------------------
Average Effective
Maturity on Securities (Years) 15.89
------------------------------------
Modified Duration               5.48
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          0.17%         4.00%
------------------------------------
5-Year          6.13%         5.73%
------------------------------------
10-Year         5.44%         6.05%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       14.4%
------------------------------------
Colorado                       13.8%
------------------------------------
Washington                      9.8%
------------------------------------
Texas                           8.9%
------------------------------------
Indiana                         8.6%
------------------------------------
South Carolina                  7.4%
------------------------------------
Florida                         7.4%
------------------------------------
Nevada                          6.8%
------------------------------------
California                      4.2%
------------------------------------
Other                          18.7%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Healthcare                     22.1%
------------------------------------
Transportation                 14.8%
------------------------------------
Tax Obligation/Limited         12.9%
------------------------------------
U.S. Guaranteed                12.2%
------------------------------------
Utilities                      11.4%
------------------------------------
Tax Obligation/General         11.1%
------------------------------------
Water and Sewer                 5.4%
------------------------------------
Other                          10.1%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1023 per share.

Nuveen Select Tax-Free Income Portfolio 2
NXQ

Performance
     OVERVIEW As of March 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              61%
AA                               20%
A                                10%
BBB                               8%
BB or Lower                       1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0585
May                           0.0585
Jun                           0.0565
Jul                           0.0565
Aug                           0.0565
Sep                           0.0565
Oct                           0.0565
Nov                           0.0565
Dec                            0.055
Jan                            0.055
Feb                            0.055
Mar                            0.055

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        13.8
                              13.6
                              13.5
                              13.3
                              13.48
                              13.48
                              13.4
                              13.15
                              13.06
                              12.98
                              13.17
                              13.12
                              13.04
                              12.93
                              12.83
                              12.84
                              12.72
                              12.63
                              12.67
                              12.55
                              12.7
                              12.71
                              12.66
                              12.59
                              12.58
                              12.5
                              12.61
                              12.6
                              12.64
                              12.36
                              12.45
                              12.4
                              12.5
                              12.53
                              12.59
                              12.67
                              12.78
                              12.82
                              12.8
                              12.92
                              12.94
                              12.94
                              12.76
                              12.77
                              12.85
                              12.75
                              12.7
                              12.68
                              12.61
                              12.52
                              12.54
                              12.66
                              12.57
                              12.56
                              12.56
                              12.68
                              12.8
                              12.65
                              12.75
                              12.84
                              12.78
                              12.74
                              12.78
                              12.94
                              13.05
                              12.9
                              12.95
                              12.99
                              12.99
                              13.01
                              12.89
                              12.87
                              12.92
                              12.99
                              12.95
                              12.89
                              12.83
                              12.83
                              12.84
                              12.85
                              12.77
                              12.85
                              12.89
                              12.96
                              12.96
                              12.96
                              12.99
                              12.93
                              12.96
                              13.12
                              13.03
                              12.95
                              12.95
                              12.91
                              12.97
                              12.94
                              12.96
                              12.918
                              12.9
                              12.94
                              12.9
                              12.88
                              12.9
                              12.93
                              12.99
                              13
                              13.08
                              13.04
                              13.07
                              13.01
                              13.05
                              13.12
                              13.15
                              13.156
                              13.16
                              13.25
                              13.14
                              13.26
                              13.16
                              13.19
                              13.2
                              13.21
                              13.19
                              13.34
                              13.3
                              13.38
                              13.3
                              13.17
                              13.15
                              13.12
                              13.09
                              13.15
                              13.11
                              13.17
                              13.2
                              13.24
                              13.17
                              13.24
                              13.2
                              13.23
                              13.22
                              13.22
                              13.2
                              13.25
                              13.3
                              13.27
                              13.3
                              13.38
                              13.35
                              13.24
                              13.27
                              13.28
                              13.33
                              13.12
                              13
                              13.2
                              13.1
                              13.1
                              13.15
                              13.13
                              13.12
                              13.16
                              13.18
                              13.22
                              13.15
                              13.12
                              13.11
                              13.14
                              13.09
                              13.14
                              13.1
                              13.03
                              13.1
                              13.14
                              13.06
                              13.15
                              13.2
                              13.14
                              13.1
                              13.06
                              13.06
                              13
                              13.02
                              12.95
                              12.96
                              12.98
                              12.96
                              12.94
                              12.94
                              12.95
                              12.99
                              13.01
                              13.1
                              13.04
                              13.14
                              13.05
                              13.1
                              13.12
                              13.1
                              13.23
                              13.1
                              13.25
                              13.25
                              13.16
                              13.16
                              13.2
                              13.15
                              13.01
                              13.09
                              13.1
                              13.16
                              13.35
                              13.3
                              13.29
                              13.21
                              13.3
                              13.32
                              13.37
                              13.42
                              13.34
                              13.31
                              13.36
                              13.4
                              13.34
                              13.31
                              13.2
                              13.32
                              13.3
                              13.42
                              13.44
                              13.45
                              13.41
                              13.5
                              13.38
                              13.31
                              13.34
                              13.38
                              13.32
                              13.27
                              13.15
                              13.04
                              13.06
                              13.05
                              13.04
                              12.99
                              13.01
                              13.02
                              13
                              13
                              13.15
                              13
                              13
3/31/05                       13.08

FUND SNAPSHOT
------------------------------------
Share Price                   $13.08
------------------------------------
Common Share
Net Asset Value               $14.38
------------------------------------
Premium/(Discount) to NAV     -9.04%
------------------------------------
Market Yield                   5.05%
------------------------------------
Taxable-Equivalent Yield1      7.01%
------------------------------------
Net Assets ($000)           $253,158
------------------------------------
Average Effective
Maturity on Securities (Years) 17.61
------------------------------------
Modified Duration               5.25
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/21/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          0.11%         3.82%
------------------------------------
5-Year          5.80%         5.37%
------------------------------------
10-Year         5.49%         5.82%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Texas                          15.1%
------------------------------------
Illinois                       14.5%
------------------------------------
Colorado                        8.7%
------------------------------------
Nevada                          7.1%
------------------------------------
South Carolina                  6.4%
------------------------------------
California                      5.6%
------------------------------------
New York                        5.4%
------------------------------------
Washington                      3.7%
------------------------------------
Indiana                         3.2%
------------------------------------
Pennsylvania                    2.7%
------------------------------------
Vermont                         2.7%
------------------------------------
New Mexico                      2.5%
------------------------------------
Florida                         2.5%
------------------------------------
Other                          19.9%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Healthcare                     18.6%
------------------------------------
Transportation                 17.5%
------------------------------------
Utilities                      12.6%
------------------------------------
Tax Obligation/Limited         12.5%
------------------------------------
Tax Obligation/General          8.6%
------------------------------------
U.S. Guaranteed                 8.3%
------------------------------------
Consumer Staples                5.0%
------------------------------------
Education and Civic
  Organizations                 4.4%
------------------------------------
Other                          12.5%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0413 per share.

Nuveen Select Tax-Free Income Portfolio 3
NXR

Performance
     OVERVIEW As of March 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              44%
AA                               29%
A                                20%
BBB or Lower                      7%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0575
May                           0.0575
Jun                           0.0565
Jul                           0.0565
Aug                           0.0565
Sep                           0.0565
Oct                           0.0565
Nov                           0.0565
Dec                           0.0545
Jan                           0.0545
Feb                           0.0545
Mar                           0.0545

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        13.62
                              13.48
                              13.2
                              13.09
                              13.25
                              13.24
                              13.15
                              12.81
                              12.96
                              13.05
                              12.93
                              12.86
                              12.8
                              12.91
                              12.67
                              12.76
                              12.53
                              12.55
                              12.67
                              12.65
                              12.85
                              12.6
                              12.52
                              12.57
                              12.58
                              12.42
                              12.4
                              12.34
                              12.37
                              12.22
                              12.33
                              12.64
                              12.49
                              12.48
                              12.68
                              12.54
                              12.63
                              12.78
                              12.7
                              12.9
                              13
                              13
                              12.96
                              12.87
                              12.86
                              12.79
                              12.69
                              12.75
                              12.57
                              12.53
                              12.6
                              12.55
                              12.69
                              12.72
                              12.65
                              12.68
                              12.65
                              12.67
                              12.59
                              12.7
                              12.66
                              12.65
                              12.67
                              12.69
                              12.76
                              12.73
                              12.79
                              12.8
                              12.84
                              12.83
                              12.79
                              12.72
                              12.77
                              12.8
                              12.84
                              12.74
                              12.6
                              12.63
                              12.68
                              12.73
                              12.68
                              12.76
                              12.76
                              12.9
                              12.9
                              12.78
                              12.93
                              12.9
                              12.86
                              12.93
                              12.86
                              12.79
                              12.82
                              12.8
                              12.87
                              12.87
                              12.86
                              12.86
                              12.79
                              12.79
                              12.74
                              12.78
                              12.75
                              12.86
                              12.89
                              12.85
                              12.88
                              12.98
                              12.95
                              12.95
                              12.95
                              12.94
                              13.03
                              13.13
                              13.09
                              13.01
                              12.99
                              13.04
                              13.08
                              13.06
                              13.04
                              13.11
                              13.06
                              13.14
                              13.2
                              13.31
                              13.16
                              13.17
                              13.19
                              13.11
                              13.17
                              13.22
                              13.15
                              13.11
                              13.16
                              13.18
                              13.17
                              13.19
                              13.15
                              13.21
                              13.3
                              13.26
                              13.21
                              13.17
                              13.18
                              13.19
                              13.16
                              13.23
                              13.22
                              13.31
                              13.27
                              13.25
                              13.24
                              13
                              12.88
                              13
                              12.92
                              12.94
                              13.03
                              13.18
                              13.1
                              13.07
                              13.11
                              13.06
                              13.05
                              12.99
                              12.98
                              13.03
                              12.93
                              12.85
                              12.89
                              12.78
                              12.87
                              12.87
                              13
                              12.96
                              13.05
                              13.1
                              12.98
                              12.9
                              12.92
                              12.83
                              12.75
                              12.75
                              12.81
                              12.76
                              12.79
                              12.87
                              12.85
                              12.82
                              12.91
                              12.92
                              12.96
                              13.05
                              12.99
                              13.01
                              12.95
                              12.96
                              13
                              13.03
                              13.11
                              13.01
                              13.12
                              13.05
                              12.97
                              12.98
                              12.95
                              12.95
                              12.93
                              12.96
                              13.02
                              13.16
                              13.15
                              13.12
                              13.11
                              13.18
                              13.18
                              13.21
                              13.3
                              13.28
                              13.23
                              13.16
                              13.22
                              13.25
                              13.17
                              13.16
                              13.06
                              13.18
                              13.19
                              13.17
                              13.14
                              13.2
                              13.18
                              13.17
                              13.16
                              13.19
                              13.18
                              13.12
                              13.14
                              12.97
                              12.96
                              12.96
                              12.91
                              12.91
                              12.84
                              12.86
                              12.75
                              12.79
                              12.79
                              12.9
                              12.83
                              12.8
3/31/05                       12.82

FUND SNAPSHOT
------------------------------------
Share Price                   $12.82
------------------------------------
Common Share
Net Asset Value               $14.22
------------------------------------
Premium/(Discount) to NAV     -9.85%
------------------------------------
Market Yield                   5.10%
------------------------------------
Taxable-Equivalent Yield1      7.08%
------------------------------------
Net Assets ($000)           $184,379
------------------------------------
Average Effective
Maturity on Securities (Years) 16.72
------------------------------------
Modified Duration               5.63
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/24/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year         -0.17%         4.01%
------------------------------------
5-Year          5.91%         5.45%
------------------------------------
10-Year         5.88%         5.95%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       19.3%
------------------------------------
Texas                          15.3%
------------------------------------
California                      6.1%
------------------------------------
Colorado                        5.8%
------------------------------------
New York                        5.6%
------------------------------------
Michigan                        5.1%
------------------------------------
Florida                         5.0%
------------------------------------
Nevada                          4.9%
------------------------------------
North Carolina                  4.3%
------------------------------------
Indiana                         3.7%
------------------------------------
Iowa                            3.4%
------------------------------------
South Carolina                  3.2%
------------------------------------
Other                          18.3%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Healthcare                     21.2%
------------------------------------
Utilities                      19.0%
------------------------------------
Tax Obligation/Limited         15.3%
------------------------------------
Tax Obligation/General         12.7%
------------------------------------
Transportation                  9.2%
------------------------------------
Education and Civic
  Organizations                 6.5%
------------------------------------
Consumer Staples                5.1%
------------------------------------
Other                          11.0%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0366 per share.

Nuveen California Select Tax-Free Income Portfolio
NXC

Performance
     OVERVIEW As of March 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              59%
AA                                5%
A                                27%
BBB                               8%
NR                                1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                            0.056
May                            0.056
Jun                            0.055
Jul                            0.055
Aug                            0.055
Sep                            0.055
Oct                            0.055
Nov                            0.055
Dec                            0.055
Jan                            0.055
Feb                            0.055
Mar                            0.055

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        13.99
                              13.8
                              13.74
                              13.45
                              13.43
                              13.39
                              13.35
                              13.3
                              13.25
                              13.28
                              13.25
                              13.23
                              13.25
                              13.06
                              12.99
                              12.97
                              12.75
                              12.85
                              12.7
                              12.83
                              12.88
                              12.87
                              12.87
                              12.94
                              12.86
                              12.61
                              12.52
                              12.6
                              12.74
                              12.71
                              12.73
                              12.72
                              12.82
                              12.87
                              13
                              13.05
                              13.04
                              12.98
                              13.02
                              13.14
                              13.18
                              13.18
                              13.15
                              13.13
                              13.14
                              13.16
                              13.12
                              13.07
                              13.05
                              13.04
                              12.89
                              12.86
                              12.71
                              12.72
                              12.8
                              12.8
                              12.75
                              12.72
                              12.77
                              12.72
                              12.79
                              12.8
                              12.85
                              12.94
                              12.99
                              13.01
                              13.1
                              13.11
                              13.06
                              13.08
                              13.03
                              13.08
                              13.09
                              13.09
                              13.08
                              13.12
                              12.95
                              12.97
                              13
                              13.13
                              12.99
                              13.09
                              13.11
                              13.11
                              13.11
                              13.19
                              13.15
                              13.13
                              13.15
                              13.35
                              13.25
                              13.29
                              13.25
                              13.24
                              13.27
                              13.32
                              13.34
                              13.29
                              13.32
                              13.32
                              13.49
                              13.35
                              13.42
                              13.36
                              13.46
                              13.4
                              13.45
                              13.44
                              13.53
                              13.38
                              13.39
                              13.38
                              13.46
                              13.41
                              13.38
                              13.38
                              13.36
                              13.39
                              13.48
                              13.4
                              13.46
                              13.52
                              13.6
                              13.7
                              13.56
                              13.48
                              13.52
                              13.51
                              13.66
                              13.65
                              13.56
                              13.59
                              13.63
                              13.69
                              13.69
                              13.63
                              13.67
                              13.67
                              13.69
                              13.62
                              13.52
                              13.49
                              13.48
                              13.52
                              13.475
                              13.53
                              13.53
                              13.48
                              13.46
                              13.4
                              13.46
                              13.47
                              13.45
                              13.38
                              13.19
                              13.2
                              13.12
                              13.2
                              13.19
                              13.29
                              13.33
                              13.35
                              13.41
                              13.27
                              13.27
                              13.36
                              13.4
                              13.4
                              13.34
                              13.2
                              13.33
                              13.3
                              13.26
                              13.29
                              13.36
                              13.38
                              13.28
                              13.3
                              13.23
                              13.23
                              13.34
                              13.21
                              13.12
                              13
                              13.01
                              12.97
                              13.05
                              13
                              13.12
                              13.13
                              13.03
                              13.09
                              13.09
                              13.18
                              13.19
                              13.22
                              13.29
                              13.36
                              13.21
                              13.29
                              13.31
                              13.28
                              13.13
                              13.19
                              13.22
                              13.19
                              13.3
                              13.31
                              13.37
                              13.33
                              13.43
                              13.59
                              13.6
                              13.57
                              13.62
                              13.7
                              13.59
                              13.64
                              13.6
                              13.73
                              13.58
                              13.66
                              13.58
                              13.6
                              13.58
                              13.57
                              13.57
                              13.69
                              13.62
                              13.68
                              13.6
                              13.59
                              13.67
                              13.73
                              13.75
                              13.88
                              13.83
                              13.73
                              13.56
                              13.53
                              13.51
                              13.48
                              13.4
                              13.37
                              13.35
                              13.38
                              13.64
                              13.63
                              13.35
                              13.22
                              13.23
                              13.33
3/31/05                       13.4

FUND SNAPSHOT
------------------------------------
Share Price                   $13.40
------------------------------------
Common Share
Net Asset Value               $14.54
------------------------------------
Premium/(Discount) to NAV     -7.84%
------------------------------------
Market Yield                   4.93%
------------------------------------
Taxable-Equivalent Yield1      7.53%
------------------------------------
Net Assets ($000)            $90,949
------------------------------------
Average Effective
Maturity on Securities (Years) 16.23
------------------------------------
Modified Duration               6.23
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          0.50%         3.99%
------------------------------------
5-Year          5.17%         5.44%
------------------------------------
10-Year         5.43%         5.81%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         22.0%
------------------------------------
Tax Obligation/Limited         14.9%
------------------------------------
Education and Civic
  Organizations                14.2%
------------------------------------
Transportation                 12.1%
------------------------------------
Healthcare                     11.8%
------------------------------------
Utilities                       9.5%
------------------------------------
Water and Sewer                 7.9%
------------------------------------
Other                           7.6%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0468 per share.

Nuveen New York Select Tax-Free Income Portfolio
NXN

Performance
     OVERVIEW As of March 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              80%
AA                               11%
A                                 3%
BBB or Lower                      6%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                            0.056
May                            0.056
Jun                            0.056
Jul                            0.056
Aug                            0.056
Sep                            0.056
Oct                            0.056
Nov                            0.056
Dec                           0.0535
Jan                           0.0535
Feb                           0.0535
Mar                           0.0535

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        14.8
                              14.55
                              14.3
                              13.7
                              13.7
                              13.86
                              13.75
                              13.45
                              13.45
                              13.4
                              13.4
                              13.4
                              13.41
                              13.12
                              13.13
                              13.2
                              13.2
                              13.2
                              13.17
                              13
                              13.15
                              13.1
                              13.05
                              13.03
                              13.1
                              13.03
                              12.95
                              12.99
                              12.95
                              12.8
                              12.94
                              12.95
                              12.88
                              12.75
                              12.76
                              12.8
                              12.8
                              12.8
                              12.98
                              13
                              13.12
                              13.12
                              13.03
                              13.04
                              12.97
                              13
                              13.07
                              12.94
                              12.96
                              12.96
                              12.64
                              12.71
                              12.7
                              12.77
                              12.74
                              12.69
                              12.73
                              12.66
                              12.75
                              12.8
                              12.9
                              12.91
                              12.88
                              12.85
                              12.95
                              12.89
                              12.85
                              12.95
                              13.04
                              13
                              13
                              13
                              13.02
                              13.2
                              13.09
                              13.02
                              13
                              13.2
                              13.01
                              12.96
                              12.87
                              12.92
                              12.98
                              13.04
                              13.04
                              13.08
                              13.12
                              13.17
                              13.19
                              13.31
                              13.31
                              13.5
                              13.35
                              13.21
                              13.32
                              13.5
                              13.51
                              13.43
                              13.39
                              13.31
                              13.38
                              13.38
                              13.35
                              13.44
                              13.47
                              13.52
                              13.56
                              13.61
                              13.7
                              13.65
                              13.65
                              13.7
                              13.52
                              13.52
                              13.68
                              13.64
                              13.56
                              13.61
                              13.68
                              13.65
                              13.61
                              13.66
                              13.53
                              13.54
                              13.5
                              13.62
                              13.58
                              13.55
                              13.61
                              13.49
                              13.49
                              13.66
                              13.66
                              13.61
                              13.72
                              13.82
                              13.75
                              13.82
                              13.82
                              13.68
                              13.74
                              13.86
                              13.9
                              13.86
                              13.86
                              13.99
                              14
                              13.88
                              13.9
                              13.89
                              13.81
                              13.89
                              13.84
                              13.67
                              13.64
                              13.46
                              13.4
                              13.41
                              13.45
                              13.37
                              13.44
                              13.4
                              13.51
                              13.46
                              13.4
                              13.55
                              13.48
                              13.76
                              13.66
                              13.65
                              13.61
                              13.56
                              13.7
                              13.84
                              13.83
                              13.83
                              14.23
                              14.05
                              13.66
                              13.45
                              13.67
                              13.67
                              13.59
                              13.65
                              13.57
                              13.45
                              13.49
                              13.42
                              13.28
                              13.26
                              13.26
                              13.19
                              13.19
                              13.16
                              13.19
                              13.27
                              13.26
                              13.22
                              13.26
                              13.21
                              13.21
                              13.22
                              13.27
                              13.28
                              13.29
                              13.33
                              13.39
                              13.44
                              13.44
                              13.46
                              13.49
                              13.51
                              13.52
                              13.5
                              13.5
                              13.67
                              13.56
                              13.48
                              13.45
                              13.46
                              13.54
                              13.67
                              13.56
                              13.6
                              13.6
                              13.59
                              13.6
                              13.6
                              13.63
                              13.7
                              13.62
                              13.64
                              13.64
                              13.71
                              13.65
                              13.74
                              13.85
                              13.65
                              13.62
                              13.51
                              13.43
                              13.49
                              13.51
                              13.51
                              13.51
                              13.63
                              13.48
                              13.5
                              13.5
                              13.5
                              13.6
                              13.66
3/31/05                       13.65

FUND SNAPSHOT
------------------------------------
Share Price                   $13.65
------------------------------------
Common Share
Net Asset Value               $14.28
------------------------------------
Premium/(Discount) to NAV     -4.41%
------------------------------------
Market Yield                   4.70%
------------------------------------
Taxable-Equivalent Yield1      7.01%
------------------------------------
Net Assets ($000)            $55,817
------------------------------------
Average Effective
Maturity on Securities
(Years)                        16.42
------------------------------------
Modified Duration               5.71
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          0.05%         3.10%
------------------------------------
5-Year          7.24%         5.36%
------------------------------------
10-Year         6.10%         5.62%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         15.3%
------------------------------------
Water and Sewer                12.3%
------------------------------------
Healthcare                     11.4%
------------------------------------
U.S. Guaranteed                10.8%
------------------------------------
Education and Civic
  Organizations                10.0%
------------------------------------
Long-Term Care                  9.3%
------------------------------------
Housing Single Family           8.3%
------------------------------------
Utilities                       7.2%
------------------------------------
Tax Obligation/General          6.2%
------------------------------------
Housing/Multifamily             5.3%
------------------------------------
Other                           3.9%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0640 per share.

Report of
   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3
NUVEEN CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO
NUVEEN NEW YORK SELECT TAX-FREE INCOME PORTFOLIO

We have audited the accompanying statements of assets and liabilities of Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Select Tax-Free Income Portfolio 3, Nuveen California Select Tax-Free Income Portfolio, and Nuveen New York Select Tax-Free Income Portfolio (the Funds), including the portfolios of investments, as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Select Tax-Free Income Portfolio 3, Nuveen California Select Tax-Free Income Portfolio, and Nuveen New York Select Tax-Free Income Portfolio at March 31, 2005, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 13, 2005

                        Nuveen Select Tax-Free Income Portfolio (NXP)
                        Portfolio of
                                INVESTMENTS March 31, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.1%

$       2,475   Alaska Municipal Bond Bank Authority, General Obligation Bonds,      12/13 at 100.00         AAA     $    2,652,903
                 Series 2003E, 5.250%, 12/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 4.1%

        2,000   Alameda Corridor Transportation Authority, California,               10/17 at 100.00         AAA          1,419,660
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 - AMBAC Insured

        3,325   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,786,876
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

          200   Contra Costa County, California, Certificates of Participation       11/07 at 102.00         AAA            214,346
                 Refunding, Merrithew Memorial Hospital Replacement Project,
                 Series 1997, 5.375%, 11/01/17 - MBIA Insured

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,166,050
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        1,130   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          1,152,657
                 Waterworks Revenue Refunding Bonds, Series 2001A,
                 5.125%, 7/01/41 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 13.5%

                Colorado Health Facilities Authority, Revenue Bonds, Catholic
                Health Initiatives, Series 2002A:
        1,700    5.500%, 3/01/22                                                      3/12 at 100.00       AA***          1,877,684
        1,300    5.500%, 3/01/22                                                      3/12 at 100.00          AA          1,386,268

        1,000   Colorado Water Resources and Power Development Authority,            11/10 at 100.00         AAA          1,106,080
                 Small Water Resources Revenue Bonds, Series 2000A,
                 5.800%, 11/01/20 - FGIC Insured

        5,000   Denver City and County, Colorado, Airport System Revenue             11/11 at 100.00         AAA          5,404,000
                 Refunding Bonds, Series 2001A, 5.625%, 11/15/17
                 (Alternative Minimum Tax) - FGIC Insured

       10,750   Denver City and County, Colorado, Airport System Revenue                No Opt. Call           A         12,656,513
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

          640   Denver City and County, Colorado, Airport System Revenue             11/06 at 101.00         AAA            667,590
                 Bonds, Series 1996A, 5.500%, 11/15/25 - MBIA Insured

          230   Denver City and County, Colorado, Airport System Revenue             11/06 at 101.00         AAA            239,915
                 Bonds, Series 1996D, 5.500%, 11/15/25 - MBIA Insured

                Denver Convention Center Hotel Authority, Colorado, Senior
                Revenue Bonds, Convention Center Hotel, Series 2003A:
        1,000    5.000%, 12/01/22 - XLCA Insured                                     12/13 at 100.00         AAA          1,035,130
        3,000    5.000%, 12/01/23 - XLCA Insured                                     12/13 at 100.00         AAA          3,101,040

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 31.42         AAA          1,289,850
                 Bonds, Series 2000B, 0.000%, 9/01/28 (Pre-refunded
                 to 9/01/10) - MBIA Insured

        3,160   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA          3,461,211
                 Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/20 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.6%

        1,000   District of Columbia, Hospital Revenue Refunding Bonds,               8/06 at 102.00         AAA          1,061,160
                 Medlantic Healthcare Group, Series 1996A, 5.750%, 8/15/16 -
                 MBIA Insured

          265   District of Columbia, Revenue Bonds, Catholic University             10/09 at 101.00         AAA            287,642
                 of America, Series 1999, 5.625%, 10/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 7.2%

          450   Escambia County, Florida, Pollution Control Revenue Bonds,            6/05 at 101.00         BBB            453,519
                 Champion International Corporation, Series 1993,
                 5.875%, 6/01/22 (Alternative Minimum Tax)


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$      10,000   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00         Aa2     $   10,498,500
                 Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/17

        6,100   JEA St. John's River Power Park System, Florida, Revenue              4/05 at 100.00         Aa2          6,198,149
                 Refunding Bonds, Issue Two, Series Nine, 5.250%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.6%

        1,330   Hawaii, Certificates of Participation, Kapolei State Office          11/08 at 101.00         AAA          1,396,354
                 Building, Series 1998A, 5.000%, 5/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.1%

                Chicago Heights, Illinois, General Obligation Corporate Purpose
                Bonds, Series 1993:
        3,820    5.650%, 12/01/15 - FGIC Insured                                     12/08 at 100.00         AAA          4,113,070
        2,600    5.650%, 12/01/17 - FGIC Insured                                     12/08 at 100.00         AAA          2,797,626

        2,500   Chicago, Illinois, Special Facility Revenue Refunding Bonds,            No Opt. Call         N/R            425,000
                 O'Hare International Airport, United Air Lines Inc. Project,
                 Series 2001C, 6.300%, 5/01/16#

        1,000   DuPage County Community School District 200, Wheaton,                11/13 at 100.00         Aaa          1,077,820
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 - FSA Insured

        1,000   Illinois Educational Facilities Authority, Revenue Bonds,             5/08 at 101.00           A          1,034,080
                 Midwestern University, Series 1998B, 5.500%, 5/15/18 -
                 ACA Insured

        4,000   Illinois Finance Authority, Revenue Bonds, Northwestern               8/14 at 100.00         AA+          4,225,480
                 Memorial Hospital, Series 2004A, 5.500%, 8/15/43

        1,530   Illinois Health Facilities Authority, Revenue Refunding Bonds,          No Opt. Call      N/R***          1,615,925
                 Evangelical Hospitals Corporation, Series 1992B,
                 6.500%, 4/15/09

          300   Illinois Health Facilities Authority, Revenue Bonds,                  5/05 at 101.00         AAA            303,489
                 Rush-Presbyterian St. Luke's Medical Center Obligated
                 Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured

        1,320   Illinois Health Facilities Authority, Revenue Bonds, Decatur         10/11 at 100.00           A          1,388,746
                 Memorial Hospital, Series 2001, 5.600%, 10/01/16

        2,700   Illinois Health Facilities Authority, Revenue Bonds, Lake             7/12 at 100.00          A-          2,951,451
                 Forest Hospital, Series 2002A, 6.000%, 7/01/17

        2,275   Illinois Health Facilities Authority, Revenue Refunding Bonds,        1/13 at 100.00          A2          2,513,306
                 Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17

          600   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00        Baa2            638,034
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.000%, 5/01/22

        3,125   Metropolitan Pier and Exposition Authority, Illinois, Revenue           No Opt. Call         AAA          1,759,906
                 Bonds, McCormick Place Expansion Project, Series 1992A,
                 0.000%, 6/15/17 - FGIC Insured

        5,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/12 at 101.00         AAA          5,232,500
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        1,300   Schaumburg, Illinois, General Obligation Bonds,                      12/14 at 100.00         AAA          1,375,140
                 Series 2004B, 5.250%, 12/01/34 - FGIC Insured

                Yorkville, Illinois, General Obligation Debt Certificates,
                Series 2003:
        1,000    5.000%, 12/15/19 - RAAI Insured                                     12/11 at 100.00          AA          1,022,210
        1,000    5.000%, 12/15/20 - RAAI Insured                                     12/11 at 100.00          AA          1,019,900


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 8.3%

        5,000   Duneland School Building Corporation, Indiana, First                  2/09 at 101.00         AAA          5,294,350
                 Mortgage Refunding Bonds, Series 1999, 5.125%, 2/01/18 -
                 MBIA Insured

        1,000   Franklin Community Multi-School Building Corporation,                 7/14 at 100.00         AAA          1,043,340
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 - FGIC Insured

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue           No Opt. Call         AAA          2,400,880
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

        9,855   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA         10,396,335
                 Waterworks Project, Series 2002A, 5.125%, 7/01/21 -
                 MBIA Insured

          750   West Clark 2000 School Building Corporation, Clark County,            1/15 at 100.00         AAA            783,915
                 Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/22
                 (WI, settling 4/06/05) - MBIA Insured


                                       19

                        Nuveen Select Tax-Free Income Portfolio (NXP) (continued)
                             Portfolio of INVESTMENTS March 31, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.3%

$         750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas               6/14 at 100.00         AAA     $      793,748
                 Gas and Electric Company, Series 2004, 5.300%, 6/01/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.5%

        1,100   Jefferson County, Kentucky, Health System Revenue Bonds,             10/08 at 101.00         AAA          1,144,682
                 Alliant Health System Inc., Series 1998, 5.125%, 10/01/18 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 0.4%

        1,000   Tobacco Settlement Financing Corporation, Louisiana,                  5/11 at 101.00         BBB            989,740
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B,
                 5.875%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.2%

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-            555,460
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 6.000%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.9%

          665   Detroit, Michigan, Second Lien Water Supply System Revenue            7/05 at 101.00         AAA            676,824
                 Bonds, Series 1995A, 5.500%, 7/01/25 (Pre-refunded
                 to 7/01/05) - MBIA Insured

        2,900   Michigan State Hospital Finance Authority, Hospital Revenue          12/12 at 100.00         AA-          3,012,288
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         Ba3            904,020
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.125%, 8/15/18


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.2%

          430   Minnesota Housing Finance Agency, Single Family Mortgage              7/08 at 101.00         AA+            447,355
                 Revenue Bonds, Series 1995A, 5.200%, 1/01/17


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.6%

        3,600   Calhoun County, Mississippi, Solid Waste Disposal Revenue             4/07 at 103.00         BBB          3,846,240
                 Bonds, Weyerhauser Company Project, Series 1992,
                 6.875%, 4/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 6.6%

        2,500   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                  7/13 at 100.00         AAA          2,604,425
                 Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 AMBAC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
        2,360    0.000%, 1/01/21 - AMBAC Insured                                        No Opt. Call         AAA          1,079,204
        3,500    0.000%, 1/01/22 - AMBAC Insured                                        No Opt. Call         AAA          1,510,565
        6,025    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA          6,227,982

        4,070   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA          4,433,695
                 Series 2002, 5.500%, 6/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.3%

          705   New Hampshire Housing Finance Agency, Single Family                   5/11 at 100.00         Aa2            709,117
                 Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.2%

        2,500   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa3          2,504,700
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/23

          250   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB            249,125
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.6%

        4,000   University of New Mexico, FHA-Insured Mortgage Hospital               7/14 at 100.00         AAA          3,940,280
                 Revenue Bonds, Series 2004, 4.625%, 7/01/25 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 1.3%

          450   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA            474,363
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       1,000   Dormitory Authority of the State of New York, FHA-Insured             2/14 at 100.00         AAA     $    1,035,300
                 Mortgage Revenue Bonds, Kaleida Health, Series 2004,
                 5.050%, 2/15/25

        1,600   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         Ba1          1,671,456
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.1%

        2,195   North Carolina Eastern Municipal Power Agency, Power                  7/05 at 100.00         BBB          2,197,019
                 System Revenue Refunding Bonds, Series 1993B,
                 5.500%, 1/01/21

          500   Raleigh Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa            535,405
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/17 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.5%

        1,125   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/07 at 102.00         Aaa          1,178,921
                 Securities Program Residential Mortgage Remarketed
                 Revenue Bonds, Series 1997A-1, 6.050%, 9/01/17
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.7%

        4,000   Oklahoma Development Finance Authority, Revenue Bonds,                2/14 at 100.00          AA          4,067,160
                 St. John Health System, Series 2004, 5.000%, 2/15/24


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.5%

          500   Pennsylvania Higher Educational Facilities Authority,                 7/13 at 100.00        BBB+            514,340
                 Revenue Bonds, Widner University, Series 2003,
                 5.250%, 7/15/24

          700   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,             2/14 at 100.00         AAA            764,379
                 Series 2004A, 5.500%, 12/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 7.3%

       10,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00      AA-***         11,509,500
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19
                 (Pre-refunded to 12/01/12)

        1,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          1,647,135
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18

        2,500   South Carolina JOBS Economic Development Authority,                  11/12 at 100.00          A-          2,562,200
                 Economic Development Revenue Bonds, Bon Secours Health
                 System Inc., Series 2002A, 5.625%, 11/15/30

        1,720   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          1,736,202
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 8.6%

        5,000   Brazos River Harbor Navigation District, Brazoria County,             5/12 at 101.00          A-          5,435,250
                 Texas, Environmental Facilities Revenue Bonds, Dow Chemical
                 Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Alternative Minimum Tax) (Mandatory put 5/15/17)

          360   Dallas-Fort Worth International Airport Public Facility               1/09 at 100.00         AAA            381,384
                 Corporation, Texas, Airport Hotel Revenue Bonds,
                 Series 2001, 5.500%, 1/15/20 - FSA Insured

        6,150   Dallas Independent School District, Dallas County, Texas,             2/12 at 100.00         AAA          6,563,834
                 General Obligation Refunding Bonds, Series 2002,
                 5.250%, 2/15/20

        2,300   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          2,351,612
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        3,500   Irving Independent School District, Dallas County, Texas,             2/12 at 100.00         AAA          3,563,945
                 General Obligation Refunding Bonds, Series 2002A,
                 5.000%, 2/15/31

                San Antonio, Texas, Water System Revenue Refunding Bonds,
                Series 1992:
          465    6.000%, 5/15/16 - MBIA Insured                                         No Opt. Call         AAA            523,790
           95    6.000%, 5/15/16 (Pre-refunded to 5/15/07) - MBIA Insured             5/07 at 100.00         AAA            101,076

        1,750   Texas, General Obligation Bonds, Water Financial Assistance           8/13 at 100.00         Aa1          1,771,053
                 Program, Series 2003A, 5.125%, 8/01/42 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.5%

          250   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA            273,630
                 Bonds, Columbia Generating Station, Nuclear Project 2,
                 Series 2002C, 5.500%, 7/01/17 - MBIA Insured


                                       21


                        Nuveen Select Tax-Free Income Portfolio (NXP) (continued)
                             Portfolio of INVESTMENTS March 31, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       5,700   Snohomish County Public Utility District 1, Washington,               7/05 at 100.00         Aaa     $    6,473,718
                 Generation System Revenue Bonds, Series 1989,
                 6.750%, 1/01/12

        2,535   Washington State Tobacco Settlement Authority, Tobacco                6/13 at 100.00         BBB          2,641,343
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

        3,000   Washington State Healthcare Facilities Authority, Revenue            12/07 at 101.00         AAA          3,150,990
                 Bonds, Catholic Health Initiatives, Series 1997A,
                 5.125%, 12/01/17 - MBIA Insured

        9,750   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         AAA         10,213,223
                 Bonds, Sisters of Providence Health System, Series 2001A,
                 5.125%, 10/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.9%

        1,885   Marshall County, West Virginia, Special Obligation Refunding            No Opt. Call         AAA          2,088,882
                 Bonds, Series 1992, 6.500%, 5/15/10


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.6%

          250   Badger Tobacco Asset Securitization Corporation, Wisconsin,           6/12 at 100.00         BBB            254,027
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/27

        2,500   Wisconsin, General Obligation Refunding Bonds,                       11/13 at 100.00         AA-          2,585,400
                 Series 2003-3, 5.000%, 11/01/26

        1,000   Wisconsin Health and Educational Facilities Authority,                8/13 at 100.00           A          1,063,970
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2003A, 5.500%, 8/15/17
------------------------------------------------------------------------------------------------------------------------------------
$     229,865   Total Long-Term Investments (cost $221,056,736) - 97.3%                                                 232,885,557
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.7%                                                                      6,574,817
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  239,460,374
                ====================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
                        Portfolio of
                                INVESTMENTS March 31, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.6%

$       1,000   Fort Smith, Arkansas, Water and Sewer Revenue Refunding              10/11 at 100.00         AAA     $    1,048,860
                 and Construction Bonds, Series 2002A, 5.000%, 10/01/19 -
                 FSA Insured

        1,000   Sebastian County Health Facilities Board, Arkansas, Hospital         11/11 at 101.00        Baa1            994,260
                 Revenue Improvement Bonds, Sparks Regional Medical
                 Center, Series 2001A, 5.250%, 11/01/21

        2,000   University of Arkansas, Fayetteville, Various Facilities Revenue     12/12 at 100.00         Aaa          2,049,120
                 Bonds, Series 2002, 5.000%, 12/01/32 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 5.6%

        1,000   Alameda Corridor Transportation Authority, California,               10/17 at 100.00         AAA            709,830
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 - AMBAC Insured

        2,500   California, General Obligation Bonds, Series 1997,                   10/07 at 101.00         AAA          2,616,675
                 5.000%, 10/01/18 - AMBAC Insured

        3,325   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,786,876
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

        2,000   California State Public Works Board, Lease Revenue Refunding            No Opt. Call         Aa2          2,211,720
                 Bonds, Various University of California Projects,
                 Series 1993A, 5.500%, 6/01/14

          500   California State Public Works Board, Lease Revenue Refunding         12/08 at 101.00          A-            518,390
                 Bonds, Community Colleges Projects, Series 1998A,
                 5.250%, 12/01/16

          500   Contra Costa Water District, California, Water Revenue               10/07 at 100.00          AA            519,470
                 Refunding Bonds, Series 1997H, 5.000%, 10/01/17

          500   Contra Costa County, California, Certificates of Participation       11/07 at 102.00         AAA            535,865
                 Refunding, Merrithew Memorial Hospital Replacement
                 Project, Series 1997, 5.375%, 11/01/17 - MBIA Insured

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,166,050
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 8.6%

                Colorado Health Facilities Authority, Revenue Bonds, Catholic
                Health Initiatives, Series 2002A:
        1,700    5.500%, 3/01/22                                                      3/12 at 100.00       AA***          1,877,684
        1,300    5.500%, 3/01/22                                                      3/12 at 100.00          AA          1,386,268

        1,555   Denver City and County, Colorado, Airport System Revenue             11/11 at 100.00         AAA          1,703,176
                 Refunding Bonds, Series 2001, 5.500%, 11/15/16 -
                 FGIC Insured

        5,000   Denver City and County, Colorado, Airport System Revenue             11/11 at 100.00         AAA          5,404,000
                 Refunding Bonds, Series 2001A, 5.625%, 11/15/17
                 (Alternative Minimum Tax) - FGIC Insured

        3,185   Denver City and County, Colorado, Airport System Revenue                No Opt. Call           A          3,749,860
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

        3,000   Denver Convention Center Hotel Authority, Colorado, Senior           12/13 at 100.00         AAA          3,101,040
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/23 - XLCA Insured

                E-470 Public Highway Authority, Colorado, Senior Revenue
                Bonds, Series 2000B:
        5,000    0.000%, 9/01/28 (Pre-refunded to 9/01/10) - MBIA Insured              9/10 at 31.42         AAA          1,289,850
        5,000    0.000%, 9/01/24 - MBIA Insured                                         No Opt. Call         AAA          1,864,300

          250   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA            260,725
                 Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41 -
                 FSA Insured

        1,100   University of Colorado Hospital Authority, Revenue Bonds,            11/11 at 100.00          A3          1,128,710
                 Series 2001A, 5.600%, 11/15/31


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.2%

          500   District of Columbia, Hospital Revenue Refunding Bonds,               8/06 at 102.00         AAA            530,580
                 Medlantic Healthcare Group, Series 1996A, 5.750%, 8/15/16 -
                 MBIA Insured


                                       23


                        Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                             Portfolio of INVESTMENTS March 31, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.4%

$       6,060   JEA St. John's River Power Park System, Florida, Revenue              4/05 at 100.00         Aa2     $    6,157,505
                 Refunding Bonds, Issue Two, Series Nine, 5.250%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.5%

        1,100   Hawaii, Certificates of Participation, Kapolei State Office          11/08 at 101.00         AAA          1,154,879
                 Building, Series 1998A, 5.000%, 5/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.3%

        4,425   Chicago Metropolitan Housing Development Corporation,                 7/05 at 100.00          AA          4,432,080
                 Illinois, FHA-Insured Section 8 Assisted Housing Development
                 Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17

        2,400   Chicago, Illinois, Special Facility Revenue Refunding Bonds,            No Opt. Call         N/R            408,000
                 O'Hare International Airport, United Air Lines Inc. Project,
                 Series 2001C, 6.300%, 5/01/16#

          250   Illinois Development Finance Authority, Economic Development          8/08 at 100.00        Baa2            258,568
                 Revenue Bonds, Latin School of Chicago Project, Series 1998,
                 5.200%, 8/01/11

        2,185   Illinois Finance Authority, Revenue Bonds, YMCA of                    9/15 at 100.00          AA          2,172,218
                 Southwest Illinois, Series 2005, 5.000%, 9/01/31
                 (WI, settling 4/12/05) - RAAI Insured

        3,000   Illinois Health Facilities Authority, Revenue Bonds,                  5/05 at 101.00         AAA          3,034,890
                 Rush-Presbyterian St. Luke's Medical Center Obligated
                 Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured

        1,055   Illinois Health Facilities Authority, Revenue Bonds, Loyola           7/11 at 100.00        Baa1          1,085,162
                 University Health System, Series 2001A, 6.125%, 7/01/31

        2,255   Illinois Health Facilities Authority, Revenue Bonds, Lake Forest      7/12 at 100.00          A-          2,471,796
                 Hospital, Series 2002A, 6.250%, 7/01/22

          600   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00        Baa2            638,034
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.000%, 5/01/22

        5,700   Illinois, Sales Tax Revenue Bonds, First Series 2002,                 6/13 at 100.00         AAA          5,953,023
                 5.000%, 6/15/22

           45   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/05 at 100.00          A1             45,219
                 Bonds, McCormick Place Expansion Project, Series 1992A,
                 6.500%, 6/15/22

        7,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/12 at 101.00         AAA          7,325,500
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        5,045   Sauk Village, Illinois, General Obligation Alternate Revenue         12/12 at 100.00          AA          5,131,421
                 Source Bonds, Tax Increment, Series 2002A,
                 5.000%, 6/01/22 - RAAI Insured

                Sauk Village, Illinois, General Obligation Alternate Revenue
                Source Bonds, Tax Increment, Series 2002B:
        1,060    0.000%, 12/01/17 - RAAI Insured                                        No Opt. Call          AA            555,281
        1,135    0.000%, 12/01/18 - RAAI Insured                                        No Opt. Call          AA            561,984

        1,100   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,        12/14 at 100.00         AAA          1,163,580
                 5.250%, 12/01/34 - FGIC Insured

        1,000   Yorkville, Illinois, General Obligation Debt Certificates,           12/11 at 100.00          AA          1,017,590
                 Series 2003, 5.000%, 12/15/21 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.1%

        1,000   Franklin Community Multi-School Building Corporation,                 7/14 at 100.00         AAA          1,043,340
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 - FGIC Insured

        4,380   Indiana Municipal Power Agency, Power Supply System                   1/12 at 100.00         AAA          4,615,425
                 Revenue Bonds, Series 2002A, 5.125%, 1/01/21 -
                 AMBAC Insured

        1,440   Indiana Housing Finance Authority, Single Family Mortgage             7/11 at 100.00         Aaa          1,484,323
                 Revenue Bonds, Series 2002C-2, 5.250%, 7/01/23
                 (Alternative Minimum Tax)

          750   West Clark 2000 School Building Corporation, Clark County,            1/15 at 100.00         AAA            783,915
                 Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/22
                 (WI, settling 4/06/05) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.7%

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        1,000    5.300%, 6/01/25                                                      6/11 at 101.00         BBB            936,970
        3,500    5.600%, 6/01/35                                                      6/11 at 101.00         BBB          3,312,540


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.1%

$       2,125   Louisiana Public Facilities Authority, Revenue Bonds,                 7/14 at 100.00         AAA     $    2,244,361
                 Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
                 MBIA Insured

        3,000   Louisiana Public Facilities Authority, Revenue Bonds, Tulane          7/12 at 100.00         AAA          3,119,970
                 University, Series 2002A, 5.125%, 7/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.1%

        3,000   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+          3,125,160
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

        2,090   Massachusetts Water Resources Authority, General Revenue                No Opt. Call         AAA          2,295,677
                 Bonds, Series 1993C, 5.250%, 12/01/15 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.0%

        2,900   Michigan State Hospital Finance Authority, Hospital Revenue          12/12 at 100.00         AA-          3,012,288
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

        2,000   Plymouth-Canton Community School District, Wayne and                  5/09 at 100.00          AA          2,040,440
                 Washtenaw Counties, Michigan, Unlimited Tax General
                 Obligation School Building and Site Bonds, Series 1999,
                 4.750%, 5/01/18


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.0%

          500   Clark County, Nevada, Limited Tax General Obligation                  7/06 at 101.00         AAA            519,985
                 Las Vegas Convention and Visitors Authority Bonds,
                 Series 1996, 5.500%, 7/01/17 - MBIA Insured

        1,500   Clark County, Nevada, General Obligation Bank Bonds,                  6/11 at 100.00         AAA          1,617,960
                 Southern Nevada Water Authority Loan, Series 2001,
                 5.300%, 6/01/19 - FGIC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
        4,595    0.000%, 1/01/22 - AMBAC Insured                                        No Opt. Call         AAA          1,983,156
       13,250    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         13,696,393


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.0%

        2,500   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa3          2,504,700
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/23


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 2.4%

                University of New Mexico, FHA-Insured Mortgage Hospital
                Revenue Bonds, Series 2004:
          555    4.625%, 1/01/25 - FSA Insured                                        7/14 at 100.00         AAA            546,836
          660    4.625%, 7/01/25 - FSA Insured                                        7/14 at 100.00         AAA            650,146
        2,000    4.750%, 7/01/27 - FSA Insured                                        7/14 at 100.00         AAA          1,997,140
        3,000    4.750%, 1/01/28 - FSA Insured                                        7/14 at 100.00         AAA          2,987,400


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 4.9%

        2,000   New York City Municipal Water Finance Authority,                     12/14 at 100.00         AAA          2,061,600
                 New York, Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2005B, 5.000%, 6/15/36 - FSA Insured

        2,700   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         Ba1          2,820,582
                 Bonds, Mount Sinai NYU Health Obligated Group,
                 Series 2000A, 6.500%, 7/01/17

        3,000   New York State Tobacco Settlement Financing Corporation,              6/11 at 100.00         AA-          3,271,830
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16

        3,810   Triborough Bridge and Tunnel Authority, New York, Convention            No Opt. Call         AA-          4,224,223
                 Center Bonds, Series 1990E, 7.250%, 1/01/10


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6%

        1,500   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          1,517,970
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.1%

        2,800   Cuyahoga County, Ohio, Hospital Revenue Bonds, Cleveland              8/05 at 102.00         AAA          2,896,068
                 Clinic Foundation - Meridia Health System, Series 1995,
                 6.250%, 8/15/14 (Pre-refunded to 8/15/05)


                                       25

                        Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                             Portfolio of INVESTMENTS March 31, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.7%

$       1,020   Carlisle Area School District, Cumberland County, Pennsylvania,       9/09 at 100.00         Aaa     $    1,066,645
                 General Obligation Bonds, Series 2004A, 5.000%, 9/01/20 -
                 FGIC Insured

        1,000   Dauphin County General Authority, Pennsylvania, Health                2/09 at 101.00         AAA          1,047,090
                 System Revenue Bonds, Pinnacle Health System Project,
                 Series 1999, 5.125%, 8/15/17 - MBIA Insured

        1,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,075,200
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.500%, 7/01/17 (Alternative
                 Minimum Tax) - FGIC Insured

        3,250   Philadelphia School District, Pennsylvania, General Obligation        2/12 at 100.00         AAA          3,612,213
                 Bonds, Series 2002A, 5.500%, 2/01/31 (Pre-refunded
                 to 2/01/12) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 1.2%

        3,000   Puerto Rico Housing Finance Authority, Capital Fund Program          12/13 at 100.00       AA***          3,131,670
                 Revenue Bonds, Series 2003, 5.000%, 12/01/20


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.0%

        5,000   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB          5,029,550
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 6.3%

        4,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00      AA-***          4,603,800
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19
                 (Pre-refunded to 12/01/12)

        2,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          2,745,225
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18

        8,350   South Carolina Public Service Authority, Revenue Refunding            1/06 at 102.00         AAA          8,691,515
                 Bonds, Santee Cooper Electric System, Series 1996A,
                 5.750%, 1/01/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 0.4%

        1,000   South Dakota Health and Educational Facilities Authority,            11/14 at 100.00          A+          1,015,530
                 Revenue Bonds, Sioux Valley Hospital and Health System,
                 Series 2004A, 5.250%, 11/01/34


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 15.0%

        4,000   Brazos River Harbor Navigation District, Brazoria County,             5/12 at 101.00          A-          4,348,200
                 Texas, Environmental Facilities Revenue Bonds, Dow
                 Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Alternative Minimum Tax) (Mandatory put 5/15/17)

        1,500   Central Texas Regional Mobility Authority, Travis and                 1/15 at 100.00         AAA          1,518,945
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/45 - FGIC Insured

        1,330   Cleveland Housing Corporation, Texas, FHA-Insured                     7/05 at 100.00         AAA          1,332,115
                 Section 8 Assisted Mortgage Revenue Refunding Bonds,
                 Series 1992C, 7.375%, 7/01/24 - MBIA Insured

        4,550   Harris County-Houston Sports Authority, Texas, Junior Lien            11/31 at 53.78         AAA            579,443
                 Revenue Bonds, Series 2001H, 0.000%, 11/15/41 -
                 MBIA Insured

        2,500   Harris County Health Facilities Development Corporation,             10/05 at 102.00         AAA          2,769,475
                 Texas, Hospital Revenue Bonds, Texas Children's Hospital,
                 Series 1995, 5.500%, 10/01/16 - MBIA Insured

        3,000   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          3,067,320
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        2,000   Houston, Texas, Subordinate Lien Airport System Revenue               7/12 at 100.00         AAA          2,150,780
                  Bonds, Series 2002A, 5.625%, 7/01/20 (Alternative
                 Minimum Tax) - FSA Insured

        3,125   Katy Independent School District, Harris, Fort Bend and               2/12 at 100.00         AAA          3,180,250
                 Waller Counties, Texas, General Obligation Bonds,
                 Series 2002A, 5.000%, 2/15/32

        1,000   Killeen Independent School District, Bell County, Texas,              2/08 at 100.00         AAA          1,044,930
                 General Obligation Bonds, Series 1998, 5.000%, 2/15/14

        1,000   Lewisville Independent School District, Denton County,                8/11 at 100.00         AAA          1,032,980
                 Texas, General Obligation Bonds, Series 2004,
                 5.000%, 8/15/23

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power Supply              10/12 at 100.00          AA          5,074,473
                 System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17 - RAAI Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       1,000   Texas, General Obligation Bonds, Water Financial Assistance           8/13 at 100.00         Aa1     $    1,012,030
                 Program, Series 2003A, 5.125%, 8/01/42 (Alternative
                 Minimum Tax)

        8,900   Texas Turnpike Authority, Dallas North Tollway System                 1/06 at 102.00         AAA          9,217,641
                 Revenue Bonds, President George Bush Turnpike,
                 Series 1995, 5.250%, 1/01/23 - FGIC Insured

        1,250   Texas Water Development Board, Senior Lien State Revolving            1/07 at 100.00         AAA          1,288,038
                 Fund Revenue Bonds, Series 1996B, 5.125%, 7/15/18


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.6%

        1,435   Salt Lake City and Sandy Metropolitan Water District, Utah,           7/14 at 100.00         Aaa          1,505,875
                 Water Revenue Bonds, Series 2004, 5.000%, 7/01/21 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 2.7%

        3,000   Vermont Housing Finance Agency, Multifamily Housing Bonds,            2/09 at 100.00         AAA          3,137,640
                 Series 1999C, 5.800%, 8/15/16 - FSA Insured

        3,600   Vermont Industrial Development Authority, Industrial                  9/05 at 100.00           A          3,605,792
                 Development Revenue Refunding Bonds, Stanley Works
                 Inc. Project, Series 1992, 6.750%, 9/01/10


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.5%

          250   Norfolk, Virginia, Water Revenue Bonds, Series 1995,                 11/05 at 102.00         AAA            259,480
                 5.750%, 11/01/13 - MBIA Insured

        1,000   Virginia Transportation Board, Transportation Revenue                 5/07 at 101.00         AA+          1,045,500
                 Refunding Bonds, U.S. Route 58 Corridor Development
                 Program, Series 1997C, 5.125%, 5/15/19


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.6%

        2,000   Washington State Healthcare Facilities Authority, Revenue            12/07 at 101.00         AAA          2,100,660
                 Bonds, Catholic Health Initiatives, Series 1997A,
                 5.125%, 12/01/17 - MBIA Insured

        6,715   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         AAA          7,034,030
                 Bonds, Sisters of Providence Health System, Series 2001A,
                 5.125%, 10/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.1%

        4,000   Wisconsin Housing and Economic Development Authority,                 3/12 at 100.00          AA          4,157,960
                 Home Ownership Revenue Bonds, Series 2002G,
                 4.850%, 9/01/17

        1,000   Wisconsin Health and Educational Facilities Authority,                8/13 at 100.00           A          1,058,970
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2003A, 5.500%, 8/15/18
------------------------------------------------------------------------------------------------------------------------------------
$     254,910   Total Long-Term Investments (cost $241,268,311) - 98.3%                                                 248,871,402
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.4%

        1,000   New York City, New York, General Obligation Bonds, Variable                                 A-1+          1,000,000
                 Rate Demand Obligations, Fiscal Series 2002A-7,
                 2.260%, 11/01/24 - AMBAC Insured +
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $242,268,311) - 98.7%                                                           249,871,402
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                      3,286,113
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  253,157,515
                ====================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Select Tax-Free Income Portfolio 3 (NXR)
                        Portfolio of
                                INVESTMENTS March 31, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.3%

$         500   Marshall County Healthcare Authority, Alabama, Revenue                1/12 at 101.00          A-     $      542,710
                 Bonds, Series 2002A, 6.250%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.4%

          700   Tucson, Arizona, Junior Lien Street and Highway User Revenue          7/11 at 100.00         AAA            738,332
                 Bonds, Series 2001, 5.000%, 7/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 6.1%

        2,105   Azusa Unified School District, Los Angeles County, California,        7/12 at 100.00         AAA          2,277,210
                 General Obligation Bonds, Series 2002, 5.375%, 7/01/21 -
                 FSA Insured

        3,350   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,815,349
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,166,050
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        2,000   Golden State Tobacco Securitization Corporation, California,          6/05 at 100.00          A-          2,007,920
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.250%, 6/01/16


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.8%

                Colorado Health Facilities Authority, Revenue Bonds, Catholic
                Health Initiatives, Series 2002A:
        2,265    5.500%, 3/01/22                                                      3/12 at 100.00       AA***          2,501,738
        1,735    5.500%, 3/01/22                                                      3/12 at 100.00          AA          1,850,135

        2,700   Denver City and County, Colorado, Airport System Revenue                No Opt. Call           A          3,178,845
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

        3,000   Denver Convention Center Hotel Authority, Colorado, Senior           12/13 at 100.00         AAA          3,092,370
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/24 - XLCA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.1%

          250   Connecticut Health and Educational Facilities Authority,              7/05 at 100.00         AAA            250,738
                 Revenue Bonds, Bridgeport Hospital Issue, Series 1992A,
                 6.625%, 7/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.2%

          235   District of Columbia, General Obligation Refunding Bonds,               No Opt. Call         AAA            268,198
                 Series 1994A-1, 6.500%, 6/01/10 - MBIA Insured

           15   District of Columbia, General Obligation Bonds, Series 1993E,         6/05 at 100.00         AAA             15,083
                 6.000%, 6/01/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.0%

        4,000   JEA, Florida, Subordinate Lien Electric System Revenue Bonds,        10/07 at 100.00         Aa3          4,000,000
                 Series 2002D, 4.625%, 10/01/22

        5,020   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00         Aa2          5,253,380
                 Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.6%

        1,325   Atlanta, Georgia, Airport Facilities Revenue Bonds,                     No Opt. Call         AAA          1,030,148
                 Series 1990, 0.000%, 1/01/10 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 19.3%

        1,175   Chicago Metropolitan Housing Development Corporation,                 7/05 at 100.00          AA          1,184,142
                 Illinois, FHA-Insured Section 8 Assisted Housing Development
                 Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22

          700   Chicago, Illinois, Special Facility Revenue Refunding Bonds,            No Opt. Call         N/R            119,000
                 O'Hare International Airport, United Air Lines Inc. Project,
                 Series 2001C, 6.300%, 5/01/16#


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       1,930   Illinois Development Finance Authority, Revenue Bonds,                5/11 at 101.00          A-     $    2,062,282
                 Midwestern University, Series 2001B, 5.750%, 5/15/16

        2,185   Illinois Finance Authority, Revenue Bonds, YMCA of                    9/15 at 100.00          AA          2,172,218
                 Southwest Illinois, Series 2005, 5.000%, 9/01/31 (WI,
                 settling 4/12/05) - RAAI Insured

        1,500   Illinois Health Facilities Authority, Revenue Bonds,                    No Opt. Call      N/R***          1,797,045
                 Evangelical Hospitals Corporation, Series 1992C,
                 6.250%, 4/15/22

        4,000   Illinois Health Facilities Authority, Revenue Bonds, Franciscan       9/06 at 100.00         AAA          4,216,560
                 Sisters Healthcare Corporation, Series 1992B,
                 6.625%, 9/01/13 (Pre-refunded to 9/01/06) - MBIA Insured

        4,465   Illinois Health Facilities Authority, Remarketed Revenue              8/11 at 103.00         Aa1          4,844,391
                 Bonds, University of Chicago Project, Series 1985A,
                 5.500%, 8/01/20

        2,225   Illinois Health Facilities Authority, Revenue Refunding Bonds,        1/13 at 100.00          A2          2,458,069
                 Elmhurst Memorial Healthcare, Series 2002,
                 6.250%, 1/01/17

        5,700   Illinois, Sales Tax Revenue Bonds, First Series 2002,                 6/13 at 100.00         AAA          5,953,023
                 5.000%, 6/15/22

        2,000   Illinois, Sales Tax Revenue Bonds, Series 1997X,                      6/07 at 101.00         AAA          2,120,060
                 5.600%, 6/15/17

        6,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/12 at 101.00         AAA          6,279,000
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        1,300   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,        12/14 at 100.00         AAA          1,375,140
                 5.250%, 12/01/34 - FGIC Insured

        1,000   Yorkville, Illinois, General Obligation Debt Certificates,           12/11 at 100.00          AA          1,015,290
                 Series 2003, 5.000%, 12/15/22 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.7%

        1,000   Franklin Community Multi-School Building Corporation,                 7/14 at 100.00         AAA          1,043,340
                 Marion County, Indiana, First Mortgage Revenue Bonds,
                 Series 2004, 5.000%, 7/15/22 - FGIC Insured

        3,500   Indiana Health Facility Financing Authority, Hospital Revenue         9/11 at 100.00          A+          3,603,635
                 Bonds, Methodist Hospitals Inc., Series 2001,
                 5.375%, 9/15/22

        2,000   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA          2,102,500
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 3.4%

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        3,850    5.300%, 6/01/25                                                      6/11 at 101.00         BBB          3,607,335
        2,850    5.600%, 6/01/35                                                      6/11 at 101.00         BBB          2,697,354


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.8%

        1,000   Massachusetts Development Finance Agency, Resource                   12/08 at 102.00         BBB          1,005,280
                 Recovery Revenue Bonds, Ogden Haverhill Associates,
                 Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-            555,460
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 6.000%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 5.1%

          400   East Lansing School District, Ingham County, Michigan,                5/10 at 100.00       AA***            441,452
                 General Obligation Bonds, Series 2000, 5.625%, 5/01/30
                 (Pre-refunded to 5/01/10)

        4,000   Michigan Housing Development Authority, Single Family                 6/06 at 102.00         AA+          4,148,880
                 Mortgage Revenue Bonds, Series 1996C, 5.950%, 12/01/17

          235   Michigan State Hospital Finance Authority, Revenue Refunding          8/05 at 100.00         Ba3            235,221
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.500%, 8/15/18

        2,900   Michigan State Hospital Finance Authority, Hospital Revenue          12/12 at 100.00         AA-          3,012,288
                 Refunding Bonds, Trinity Health Credit Group, Series 2002C,
                 5.375%, 12/01/30

        1,600   Plymouth-Canton Community School District, Wayne and                  5/09 at 100.00          AA          1,632,352
                 Washtenaw Counties, Michigan, Unlimited Tax General
                 Obligation School Building and Site Bonds, Series 1999,
                 4.750%, 5/01/18


                                       29

                        Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)
                             Portfolio of INVESTMENTS March 31, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.4%

$         725   Mississippi Hospital Equipment and Facilities Authority,              9/14 at 100.00         N/R     $      736,129
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.9%

        3,500   Nebraska Public Power District, General Revenue Bonds,                1/13 at 100.00         AAA          3,593,590
                 Series 2002B, 5.000%, 1/01/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.9%

        4,000   Director of Nevada State Department of Business and Industry,         1/10 at 100.00         AAA          4,134,760
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        4,510   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA          4,913,014
                 Series 2002, 5.500%, 6/01/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.5%

          865   New Hampshire Housing Finance Agency, Single Family                   5/11 at 100.00         Aa2            870,052
                 Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 2.1%

        4,000   University of New Mexico, FHA-Insured Mortgage Hospital               7/14 at 100.00         AAA          3,941,160
                 Revenue Bonds, Series 2004, 4.625%, 1/01/25 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 3.7%

        2,335   Long Island Power Authority, New York, Electric System                9/11 at 100.00          A-          2,470,477
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/21

           35   New York City, New York, General Obligation Bonds,                    8/05 at 100.00          A1             35,107
                 Series 1991B, 7.000%, 2/01/18

        2,130   Dormitory Authority of the State of New York, Second                    No Opt. Call          A2          2,369,774
                 General Resolution Consolidated Revenue Bonds, City
                 University System, Series 1990C, 7.500%, 7/01/10

        1,850   New York State Tobacco Settlement Financing Corporation,              6/10 at 100.00         AA-          1,995,725
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/15


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 4.3%

        5,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          5,392,600
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/18 -
                 MBIA Insured

        2,345   Piedmont Triad Airport Authority, North Carolina, Airport             7/11 at 101.00         AAA          2,514,966
                 Revenue Bonds, Series 2001A, 5.250%, 7/01/16 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.7%

        3,000   Oklahoma Development Finance Authority, Revenue Bonds,                2/14 at 100.00          AA          3,050,370
                 St. John Health System, Series 2004, 5.000%, 2/15/24


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.5%

        2,435   Dauphin County Industrial Development Authority,                        No Opt. Call          A-          2,949,613
                 Pennsylvania, Water Development Revenue Refunding
                 Bonds, Dauphin Consolidated Water Supply Company,
                 Series 1992B, 6.700%, 6/01/17

          500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/13 at 100.00        BBB+            514,340
                 Bonds, Widner University, Series 2003, 5.250%, 7/15/24

        1,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,075,200
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.500%, 7/01/17 (Alternative
                 Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.2%

        1,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          1,647,135
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 6.000%, 11/01/18

        1,500   Medical University Hospital Authority, South Carolina,                8/14 at 100.00         AAA          1,601,730
                 FHA-Insured Mortgage Revenue Bonds, Series 2004A,
                 5.250%, 8/15/20 - MBIA Insured


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA (continued)

$       2,500   South Carolina JOBS Economic Development Authority,                  11/12 at 100.00          A-     $    2,562,200
                 Economic Development Revenue Bonds, Bon Secours
                 Health System Inc., Series 2002A, 5.625%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 1.1%

        1,010   South Dakota Health and Educational Facilities Authority,             7/12 at 101.00         AAA          1,050,834
                 Revenue Bonds, Avera Health, Series 2002,
                 5.125%, 7/01/27 - AMBAC Insured

        1,000   South Dakota Health and Educational Facilities Authority,            11/14 at 100.00          A+          1,015,530
                 Revenue Bonds, Sioux Valley Hospital and Health System,
                 Series 2004A, 5.250%, 11/01/34


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.1%

        2,000   Knox County Health, Educational and Housing Facilities                4/12 at 101.00        Baa3          2,055,560
                 Board, Tennessee, Hospital Revenue Bonds, Baptist Health
                 System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 15.3%

        1,500   Central Texas Regional Mobility Authority, Travis and                 1/15 at 100.00         AAA          1,518,945
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/45 - FGIC Insured

        3,755   Grand Prairie Industrial Development Authority, Texas,                  No Opt. Call          A-          3,766,603
                 Industrial Development Revenue Refunding Bonds, Baxter
                 International Inc. Project, Series 1992, 6.550%, 12/01/12

        2,500   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          2,556,100
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        3,000   Houston, Texas, Subordinate Lien Airport System Revenue               7/12 at 100.00         AAA          3,275,670
                 Bonds, Series 2002B, 5.500%, 7/01/18 - FSA Insured

        3,125   Katy Independent School District, Harris, Fort Bend and               2/12 at 100.00         AAA          3,180,250
                 Waller Counties, Texas, General Obligation Bonds,
                 Series 2002A, 5.000%, 2/15/32

        1,825   Killeen Independent School District, Bell County, Texas,              2/08 at 100.00         AAA          1,906,997
                 General Obligation Bonds, Series 1998, 5.000%, 2/15/14

        5,000   North Central Texas Health Facilities Development                     5/06 at 102.00         AA-          5,116,600
                 Corporation, Hospital Revenue Refunding Bonds, Baylor
                 Healthcare System, Series 1995, 5.250%, 5/15/16

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power                     10/12 at 100.00          AA          5,074,473
                 Supply System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17 - RAAI Insured

        1,750   Texas, General Obligation Bonds, Water Financial Assistance           8/13 at 100.00         Aa1          1,771,053
                 Program, Series 2003A, 5.125%, 8/01/42 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.9%

        1,710   Intermountain Power Agency, Utah, Power Supply Revenue                7/06 at 102.00          A+          1,742,199
                 Refunding Bonds, Series 1996D, 5.000%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 2.1%

        3,880   Washington, General Obligation Bonds, Series 1993A,                   4/05 at 100.00         Aa1          3,880,111
                 4.500%, 10/01/18


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.4%

        2,500   Wisconsin, General Obligation Refunding Bonds, Series 2003-3,        11/13 at 100.00         AA-          2,585,400
                 5.000%, 11/01/26
------------------------------------------------------------------------------------------------------------------------------------
$     173,250   Total Long-Term Investments (cost $174,412,065) - 97.9%                                                 180,533,790
=============-----------------------------------------------------------------------------------------------------------------------


                                       31

                        Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)
                             Portfolio of INVESTMENTS March 31, 2005
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION                                                                            RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.9%

$       3,500   New York City, New York, General Obligation Bonds,                                          A-1+     $    3,500,000
                 Variable Rate Demand Obligations, Fiscal Series 2002A-7,
                 2.260%, 11/01/24 - AMBAC Insured +
------------------------------------------------------------------------------------------------------------------------------------
$       3,500   Total Short-Term Investments (cost $3,500,000)                                                            3,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $177,912,065) - 99.8%                                                           184,033,790
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.2%                                                                        345,595
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  184,379,385
                ====================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen California Select Tax-Free Income Portfolio (NXC)
                        Portfolio of
                                INVESTMENTS March 31, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.0%

$       1,885   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00         BBB     $    1,858,912
                 Settlement Asset-Backed Revenue Bonds, Fresno County
                 Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.9%

        1,000   California Educational Facilities Authority, Revenue Bonds,          12/09 at 101.00         AAA          1,035,260
                 Stanford University, Series 1999P, 5.000%, 12/01/23

          750   California Educational Facilities Authority, Revenue Bonds,           8/09 at 100.00          A1            779,453
                 Pepperdine University, Series 2002A, 5.500%, 8/01/32

        2,600   California Educational Facilities Authority, Revenue Bonds,          11/11 at 100.00          A2          2,697,188
                 University of the Pacific, Series 2002, 5.250%, 11/01/21

        1,000   California Educational Facilities Authority, Revenue Bonds,          10/12 at 100.00          A2          1,051,240
                 University of San Diego, Series 2002A, 5.500%, 10/01/32

        3,000   California Infrastructure Economic Development Bank, Revenue         10/11 at 101.00          A-          3,190,170
                 Bonds, J. David Gladstone Institutes, Series 2001,
                 5.500%, 10/01/19

        2,000   California State Public Works Board, Lease Revenue Bonds,            10/12 at 100.00         AAA          2,074,020
                 University of California System, Series 2002A,
                 5.000%, 10/01/22 - FSA Insured

          750   California Statewide Community Development Authority,                 8/12 at 100.00           A            780,195
                 Student Housing Revenue Bonds, EAH -  Irvine East Campus
                 Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 -
                 ACA Insured

        1,000   Long Beach Bond Financing Authority, California, Lease Revenue       11/11 at 101.00         AAA          1,048,020
                 Refunding Bonds, Long Beach Aquarium of the South Pacific,
                 Series 2001, 5.250%, 11/01/30 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.6%

        2,500   California Health Facilities Financing Authority, Insured Hospital    4/05 at 100.00         AAA          2,545,950
                 Revenue Bonds, Scripps Memorial Hospital, Series 1992A,
                 6.400%, 10/01/12 - MBIA Insured

        2,000   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00           A          2,100,760
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

        1,880   California Statewide Community Development Authority,                 6/07 at 101.00         AAA          1,986,220
                 Revenue Bonds, Los Angeles Orthopaedic Hospital
                 Foundation, Series 2000, 5.500%, 6/01/17 - AMBAC Insured

        1,500   California Statewide Community Development Authority,                11/09 at 102.00           A          1,562,730
                 Insured Mortgage Hospital Revenue Bonds, Mission
                 Community Hospital, Series 2001, 5.375%, 11/01/26

        1,500   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          1,601,970
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

          790   Central California Joint Powers Health Finance Authority,             8/05 at 100.00        Baa2            764,941
                 Certificates of Participation, Community Hospitals of Central
                 California, Series 1993, 5.000%, 2/01/23


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.4%

        1,250   California Pollution Control Financing Authority, Solid Waste           No Opt. Call        BBB+          1,278,388
                 Disposal Revenue Bonds, Republic Services Inc., Series 2002C,
                 5.250%, 6/01/23 (Alternative Minimum Tax) (Mandatory
                 put 12/01/17)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7%

        1,500   ABAG Finance Authority for Non-Profit Corporations,                  11/12 at 100.00           A          1,554,990
                 California, Insured Senior Living Revenue Bonds, Odd Fellows
                 Home of California, Series 2003A, 5.200%, 11/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 21.7%

          500   Beverly Hills Unified School District, Los Angeles County,            8/12 at 100.00          AA            515,595
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/26


                                       33


                        Nuveen California Select Tax-Free Income Portfolio (NXC) (continued)
                             Portfolio of INVESTMENTS March 31, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                California, General Obligation Bonds, Series 2003:
$         500    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA     $      533,035
        1,450    5.250%, 2/01/21                                                      8/13 at 100.00           A          1,533,665
        1,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00         AAA          1,060,490

                California, General Obligation Bonds, Series 2004:
          750    5.000%, 2/01/23                                                      2/14 at 100.00           A            775,102
          800    5.125%, 4/01/25                                                      4/14 at 100.00           A            830,968

        2,000   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA          2,094,220
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

                Golden West Schools Financing Authority, California, General
                Obligation Revenue Refunding Bonds, School District Program,
                Series 1999A:
        4,650    0.000%, 8/01/16 - MBIA Insured                                         No Opt. Call         AAA          2,775,632
        1,750    0.000%, 2/01/17 - MBIA Insured                                         No Opt. Call         AAA          1,009,348
        2,375    0.000%, 8/01/17 - MBIA Insured                                         No Opt. Call         AAA          1,338,336
        2,345    0.000%, 2/01/18 - MBIA Insured                                         No Opt. Call         AAA          1,276,595

          395   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA            412,649
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 6/01/26 - FSA Insured

                Mountain View-Los Altos Union High School District, Santa Clara
                County, California, General Obligation Capital Appreciation
                Bonds, Series 1995C:
        1,015    0.000%, 5/01/17 - MBIA Insured                                         No Opt. Call         AAA            578,652
        1,080    0.000%, 5/01/18 - MBIA Insured                                         No Opt. Call         AAA            581,008

        1,500   San Diego Unified School District, San Diego County, California,      7/13 at 101.00         AAA          1,653,060
                 General Obligation Bonds, Series 2003E, 5.250%, 7/01/24 -
                 FSA Insured

        2,565   Sunnyvale School District, Santa Clara County, California,            9/15 at 100.00         AAA          2,680,399
                 General Obligation Bonds, Series 2005A, 5.000%, 9/01/26 -
                 FSA Insured (DD, settling 4/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 14.7%

        1,000   Bell Community Redevelopment Agency, California,                     10/13 at 100.00          AA          1,064,930
                 Tax Allocation Bonds, Bell Project Area, Series 2003,
                 5.625%, 10/01/33 - RAAI Insured

                California, Economic Recovery Revenue Bonds, Series 2004A:
        1,250    5.000%, 7/01/15                                                      7/14 at 100.00         AA-          1,344,275
        1,000    5.000%, 7/01/16                                                      7/11 at 100.00         AA-          1,057,760

        1,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00          A-          1,080,220
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/23

        3,500   California State Public Works Board, Lease Revenue Bonds,               No Opt. Call         AAA          4,236,575
                 Department of Corrections, Calipatria State Prison,
                 Series 1991A, 6.500%, 9/01/17 - MBIA Insured

        1,400   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00          A-          1,490,272
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.500%, 6/01/33

        1,300   Orange County, California, Special Tax Bonds, Community               8/12 at 101.00         N/R          1,332,149
                 Facilities District 03-1 of Ladera Ranch, Series 2004A,
                 5.625%, 8/15/34

          605   Sacramento City Financing Authority, California, Lease                  No Opt. Call         AAA            673,419
                 Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 MBIA Insured

        1,000   Santa Clara County Board of Education, California, Certificates       4/12 at 101.00         AAA          1,032,940
                 of Participation, Series 2002, 5.000%, 4/01/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.9%

        1,150   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,046,650
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        5,000   Los Angeles Harbors Department, California, Revenue Refunding         8/11 at 100.00         AAA          5,382,900
                 Bonds, Series 2001B, 5.500%, 8/01/17 (Alternative
                 Minimum Tax) - AMBAC Insured

        3,305   Palm Springs Financing Authority, California, Palm Springs            7/05 at 100.00         AAA          3,313,659
                 Regional Airport Revenue Bonds, Series 1992,
                 6.000%, 1/01/12 (Alternative Minimum Tax) -
                 MBIA Insured

        1,000   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00         AAA          1,070,770
                 5.250%, 11/01/20 - FGIC Insured


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 2.4%

$       2,000   North Orange County Community College District, California,           8/12 at 101.00         AAA     $    2,210,020
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/22
                 (Pre-refunded to 8/01/12) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.3%

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        2,000    5.750%, 5/01/17                                                      5/12 at 101.00          A2          2,212,780
        2,000    5.125%, 5/01/19                                                      5/12 at 101.00          A2          2,103,920

          200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            210,292
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        2,550   M-S-R Public Power Agency, California, Revenue Bonds,                 7/05 at 100.00         AAA          2,588,760
                 San Juan Project, Series 1991E, 6.000%, 7/01/22 -
                 MBIA Insured

        1,225   Turlock Irrigation District, California, Revenue Refunding              No Opt. Call         AAA          1,380,379
                 Bonds, Series 1992A, 6.250%, 1/01/12 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.7%

        2,160   California Statewide Community Development Authority,                10/11 at 101.00         AAA          2,279,448
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2001B, 5.125%, 10/01/22 - FSA Insured

        2,800   Los Angeles, California, Wastewater System Revenue Bonds,             6/08 at 101.00         AAA          2,896,404
                 Series 1998A, 5.000%, 6/01/23 - FGIC Insured

          825   South Feather Water and Power Agency, California, Water               4/13 at 100.00         BBB            823,050
                 Revenue Certificates of Participation, Solar Photovoltaic
                 Project, Series 2003, 5.375%, 4/01/24

        1,000   Woodbridge Irrigation District, California, Certificates of           7/13 at 100.00        BBB+          1,036,200
                 Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43
------------------------------------------------------------------------------------------------------------------------------------
$      90,850   Total Long-Term Investments (cost $85,595,768) - 98.3%                                                   89,426,933
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      1,522,198
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $   90,949,131
                ====================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    (DD) Security purchased on delayed delivery basis.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen New York Select Tax-Free Income Portfolio (NXN)
                        Portfolio of
                                INVESTMENTS March 31, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.1%

$       1,120   TSASC Inc., New York, Tobacco Asset-Backed Bonds,                     7/12 at 100.00         BBB     $    1,146,555
                 Series 2002-1, 5.500%, 7/15/24


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.9%

        1,700   Amherst Industrial Development Agency, New York, Revenue              8/12 at 101.00         AAA          1,775,242
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 -
                 AMBAC Insured

          100   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            101,245
                 Civic Facility Revenue Bonds, St. Francis College,
                 Series 2004, 5.000%, 10/01/34

          500   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-            513,725
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          570   Dormitory Authority of the State of New York, Second                    No Opt. Call         AAA            638,765
                 General Resolution Consolidated Revenue Bonds, City
                 University System, Series 1990C, 7.500%, 7/01/10 -
                 FGIC Insured

        1,425   Dormitory Authority of the State of New York, Insured                 7/07 at 101.00         AAA          1,493,186
                 Revenue Bonds, Rochester Institute of Technology,
                 Series 1997, 5.250%, 7/01/22 - MBIA Insured

          785   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA            812,679
                 Bonds, Iona College, Series 2002, 5.000%, 7/01/22 -
                 XLCA Insured

          200   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00         BBB            206,986
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.3%

          750   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA            800,265
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/21 - AMBAC Insured

          250   New York City Industrial Development Agency, New York,                7/12 at 101.00         Ba3            246,498
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2002C, 6.450%, 7/01/32

          250   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            258,925
                 Mortgage Revenue Bonds, Montefiore Hospital,
                 Series 2004, 5.000%, 8/01/29 - FGIC Insured

          415   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA            451,910
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            514,645
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          670   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA            703,714
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

          250   Dormitory Authority of the State of New York, Revenue                 5/13 at 100.00          A3            259,780
                 Bonds, North Shore Long Island Jewish Group, Series 2003,
                 5.375%, 5/01/23

        1,680   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          1,795,046
                 Winthrop-South Nassau University Health System Obligated
                 Group, Series 2001A, 5.250%, 7/01/17 - AMBAC Insured

        1,195   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          1,276,834
                 Winthrop-South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.2%

        1,000   East Rochester Housing Authority, New York, Revenue Bonds,           12/12 at 103.00         AAA          1,064,060
                 GNMA/FHA Secured Revenue Bonds, St. Mary's Residence
                 Project, Series 2002A, 5.375%, 12/20/22

        1,000   New Hartford-Sunset Woods Funding Corporation, New York,              8/12 at 101.00         AAA          1,063,030
                 FHA-Insured Mortgage Revenue Bonds, Sunset Woods
                 Apartments II Project, Series 2002, 5.350%, 2/01/20

          775   New York State Housing Finance Agency, FHA-Insured                    8/05 at 100.00         AAA            776,155
                 Mortgage Multifamily Housing Revenue Bonds, Series 1992C,
                 6.450%, 8/15/14 - MBIA Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.2%

$       2,500   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/11 at 100.00         Aaa     $    2,515,175
                 Thirty-First Series A, 5.300%, 10/01/31 (Alternative
                 Minimum Tax)

        2,000   New York State Mortgage Agency, Homeowner Mortgage                   10/11 at 100.00         Aa1          2,054,120
                 Revenue Bonds, Series 101, 5.000%, 10/01/18 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 9.2%

        2,000   East Rochester Housing Authority, New York, FHA-Insured               8/12 at 101.00         AAA          2,055,060
                 Mortgage Revenue Refunding Bonds, Jewish Home of
                 Rochester, Series 2002, 4.625%, 2/15/17

        1,000   New York City Industrial Development Agency, New York,               11/12 at 101.00         AA+          1,002,980
                 GNMA Collateralized Mortgage Revenue Bonds, Eger Harbor
                 House Inc. Project, Series 2002A, 4.950%, 11/20/32

        2,000   Dormitory Authority of the State of New York, FHA-Insured             8/11 at 101.00         AAA          2,078,580
                 Nursing Home Mortgage Revenue Bonds, Norwegian Christian
                 Home and Health Center, Series 2001, 5.200%, 8/01/36 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 6.1%

                Clarkstown, Rickland County, New York, Various Purposes
                Serial Bonds, Series 1992:
          505    5.600%, 6/15/10 - AMBAC Insured                                        No Opt. Call         AAA            558,050
          525    5.600%, 6/15/11 - AMBAC Insured                                        No Opt. Call         AAA            584,750
          525    5.600%, 6/15/12 - AMBAC Insured                                        No Opt. Call         AAA            592,121

          750   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AAA            798,578
                 Series 2004I, 5.000%, 8/01/17 - MBIA Insured

          225   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00          A1            241,724
                 Series 2004B, 5.250%, 8/01/15

          300   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00          A1            321,180
                 Series 2004C, 5.250%, 8/15/16

          285   West Islip Union Free School District, Suffolk County,                  No Opt. Call         Aaa            309,806
                 New York, General Obligation Bonds, Series 2005,
                 5.000%, 10/01/14 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 15.1%

          600   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA            625,920
                 Series 2003A, 5.000%, 11/01/23

          500   Erie County Industrial Development Agency, New York,                  5/14 at 100.00         AAA            561,015
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

          500   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA            547,095
                 Service Contract Refunding Bonds, Series 2002A,
                 5.500%, 1/01/20 - MBIA Insured

           95   Nassau County Interim Finance Authority, New York, Sales             11/06 at 101.00         AAA             99,044
                 Tax Secured Revenue Bonds, Series 2001A-2,
                 5.125%, 11/15/21 - AMBAC Insured

          670   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA            696,579
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D:
          175    5.000%, 2/15/14 - FGIC Insured                                         No Opt. Call         AAA            189,040
          320    5.000%, 8/15/14 - FGIC Insured                                         No Opt. Call         AAA            346,352

           50   New York State Thruway Authority, Highway and Bridge                  4/05 at 102.00         AAA             51,088
                 Trust Fund Bonds, Series 1995A, 5.125%, 4/01/15 -
                 MBIA Insured

          750   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA            803,618
                 Fund Bonds, Second General, Series 2003A,
                 5.250%, 4/01/23 - MBIA Insured

          250   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA            263,423
                 Fund Bonds, Second General, Series 2004, 5.000%, 4/01/21 -
                 MBIA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          250    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            262,075
          200    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            209,342
        1,225    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,275,433


                                       37


                        Nuveen New York Select Tax-Free Income Portfolio (NXN) (continued)
                             Portfolio of INVESTMENTS March 31, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
$       1,000    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA     $    1,070,830
          250    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 100.00         AAA            266,640

          500   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-            542,175
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

           75   Triborough Bridge and Tunnel Authority, New York, Convention            No Opt. Call         AA-             83,154
                 Center Bonds, Series 1990E, 7.250%, 1/01/10

          500   Yonkers Industrial Development Agency, New York, Revenue              2/11 at 100.00        BBB-            543,215
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.250%, 2/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 1.7%

          400   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+            421,948
                 Series 2001A, 5.625%, 7/15/25

          500   Metropolitan Transportation Authority, New York,                        No Opt. Call         AAA            543,715
                 Transportation Revenue Bonds, Series 2003A,
                 5.000%, 11/15/15 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 10.7%

        1,365   Dormitory Authority of the State of New York, Judicial                  No Opt. Call         AAA          1,642,668
                 Facilities Lease Revenue Bonds, Suffolk County Issue,
                 Series 1986, 7.375%, 7/01/16

        1,430   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00      AA-***          1,556,298
                 Bonds, Upstate Community Colleges, Series 2002A,
                 5.000%, 7/01/23 (Pre-refunded to 7/01/11)

        1,000   New York State Urban Development Corporation, State                   3/13 at 100.00         AAA          1,119,320
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded
                 to 3/15/13) - FGIC Insured

          485   Suffolk County Water Authority, New York, Water Revenue                 No Opt. Call         AAA            556,232
                 Bonds, Series 1986V, 6.750%, 6/01/12

        1,000   West Islip Union Free School District, Suffolk County,               10/10 at 100.00         Aaa          1,084,610
                 New York, General Obligation Bonds, Series 2001,
                 5.000%, 10/01/17 (Pre-refunded to 10/01/10) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.2%

        2,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          2,108,280
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

        1,000   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          1,062,390
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 -
                 CIFG Insured

          500   New York State Energy Research and Development Authority,             3/08 at 101.50         AAA            497,770
                 Pollution Control Revenue Bonds, New York State Electric
                 and Gas Corporation, Series 2005A, 4.100%, 3/15/15 -
                 MBIA Insured

          250   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa1            268,363
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Alternative Minimum Tax)
                 (Mandatory put 11/15/12)

           60   Westchester County Industrial Development Agency,                     7/07 at 101.00         BBB             62,305
                 Westchester County, New York, Resource Recovery
                 Revenue Bonds, RESCO Company, Series 1996,
                 5.500%, 7/01/09 (Alternative Minimum Tax)


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.2%

$       2,500   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+     $    2,575,675
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001C, 5.125%, 6/15/33

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, New York
                City Municipal Water Finance Authority Loan, Series 2002B:
        2,000    5.250%, 6/15/19                                                      6/12 at 100.00         AAA          2,167,420
        2,000    5.000%, 6/15/27                                                      6/12 at 100.00         AAA          2,065,180
------------------------------------------------------------------------------------------------------------------------------------
$      52,150   Total Long-Term Investments (cost $53,118,155) - 98.9%                                                   55,179,581
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                        637,676
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $   55,817,257
                ====================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                        Statement of
                          ASSETS AND LIABILITIES March 31, 2005
                                                                                                         CALIFORNIA        NEW YORK
                                                        SELECT            SELECT            SELECT           SELECT          SELECT
                                                      TAX-FREE        TAX-FREE 2        TAX-FREE 3         TAX-FREE        TAX-FREE
                                                         (NXP)             (NXQ)             (NXR)            (NXC)           (NXN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value
   (cost $221,056,736, $242,268,311,
   $177,912,065 $85,595,768 and
   $53,118,155, respectively)                     $232,885,557      $249,871,402      $184,033,790      $89,426,933     $55,179,581
Cash                                                        --           636,993                --               --              --
Receivables:
   Interest                                          3,798,537         3,807,935         2,776,217        1,334,998         753,967
   Investments sold                                  4,260,868         1,918,050           625,890        3,060,000              --
Other assets                                            65,882            69,342            52,349           29,907          21,808
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                 241,010,844       256,303,722       187,488,246       93,851,838      55,955,356
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                         597,825                --           796,219          143,785          90,567
Payable for investments purchased                      783,563         2,955,928         2,172,366        2,688,374              --
Accrued expenses:
   Management fees                                      48,147            61,541            45,272           22,644          13,904
   Other                                               120,935           128,738            95,004           47,904          33,628
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                              1,550,470         3,146,207         3,108,861        2,902,707         138,099
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                        $239,460,374      $253,157,515      $184,379,385      $90,949,131     $55,817,257
====================================================================================================================================
Shares outstanding                                  16,378,096        17,607,068        12,964,124        6,257,070       3,908,223
====================================================================================================================================
Net asset value per share outstanding
   (net assets divided by shares outstanding)     $      14.62      $      14.38      $      14.22      $     14.54     $     14.28
====================================================================================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                  $    163,781      $    176,071      $    129,641       $   62,571     $    39,082
Paid-in surplus                                    227,635,043       245,690,697       178,372,582       87,121,715      53,622,239
Undistributed (Over-distribution of)
   net investment income                              (175,666)         (431,664)         (272,407)        (115,819)        (77,492)
Accumulated net realized gain from investments           8,395           119,320            27,844           49,499         172,002
Net unrealized appreciation of investments          11,828,821         7,603,091         6,121,725        3,831,165       2,061,426
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                        $239,460,374      $253,157,515      $184,379,385      $90,949,131     $55,817,257
====================================================================================================================================
Authorized shares                                    Unlimited         Unlimited         Unlimited        Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Year Ended March 31, 2005
                                                                                                         CALIFORNIA        NEW YORK
                                                        SELECT            SELECT            SELECT           SELECT          SELECT
                                                      TAX-FREE        TAX-FREE 2        TAX-FREE 3         TAX-FREE        TAX-FREE
                                                         (NXP)             (NXQ)             (NXR)            (NXC)           (NXN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $12,232,747       $12,773,356       $ 9,275,222       $4,490,761     $ 2,736,085
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                        575,022           729,898           536,276          268,217         165,342
Shareholders' servicing agent fees and expenses         41,837            38,741            30,325           10,819           8,118
Custodian's fees and expenses                           53,621            55,385            43,221           26,955          17,158
Trustees' fees and expenses                              2,204             3,499             3,823            1,305             701
Professional fees                                       37,185            38,571            20,292            9,846           7,629
Shareholders' reports - printing and mailing expenses   36,659            39,979            29,054           12,864           9,069
Stock exchange listing fees                              9,634             9,634             9,634           10,905          10,737
Investor relations expense                              27,741            21,601            21,928           10,443           6,709
Other expenses                                           8,920             9,220             7,675            5,397           4,666
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit             792,823           946,528           702,228          356,751         230,129
   Custodian fee credit                                (20,409)          (30,251)          (24,054)          (6,955)         (2,735)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                           772,414           916,277           678,174          349,796         227,394
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               11,460,333        11,857,079         8,597,048        4,140,965       2,508,691
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                   1,298,950           392,947           465,025           49,639         246,834
Change in net unrealized appreciation
   (depreciation) of investments                    (3,258,427)       (2,835,579)       (1,854,352)        (670,557)     (1,058,725)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)             (1,959,477)       (2,442,632)       (1,389,327)        (620,918)       (811,891)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations         $ 9,500,856       $ 9,414,447       $ 7,207,721       $3,520,047     $ 1,696,800
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS
                                      SELECT TAX-FREE (NXP)             SELECT TAX-FREE 2 (NXQ)           SELECT TAX-FREE 3 (NXR)
                                  ----------------------------      ------------------------------      ----------------------------
                                    YEAR ENDED      YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                       3/31/05         3/31/04           3/31/05           3/31/04          3/31/05         3/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 11,460,333    $ 11,905,808      $ 11,857,079      $ 12,376,091      $ 8,597,048     $ 8,972,377
Net realized gain from investments   1,298,950       1,631,548           392,947         1,107,932          465,025         388,100
Change in net unrealized
   appreciation (depreciation)
   of investments                   (3,258,427)        764,039        (2,835,579)        2,207,042       (1,854,352)      1,738,203
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                   9,500,856      14,301,395         9,414,447        15,691,065        7,207,721      11,098,680
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income         (11,587,432)    (12,405,127)      (11,902,381)      (12,700,072)      (8,741,600)     (9,009,179)
From accumulated net realized
   gains from investments           (1,618,228)     (1,399,973)         (727,172)         (973,580)        (444,780)       (868,194)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders   (13,205,660)    (13,805,100)      (12,629,553)      (13,673,652)      (9,186,380)     (9,877,373)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares
   issued to shareholders due to
   reinvestment of distributions            --              --                 --               --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets                    (3,704,804)        496,295        (3,215,106)        2,017,413       (1,978,659)      1,221,307
Net assets at the beginning
   of year                         243,165,178     242,668,883       256,372,621       254,355,208      186,358,044     185,136,737
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year     $239,460,374    $243,165,178      $253,157,515      $256,372,621     $184,379,385    $186,358,044
====================================================================================================================================
Undistributed (Over-distribution
   of) net investment income
   at the end of year             $   (175,666)   $    (46,057)     $   (431,664)     $   (373,447)    $   (272,407)   $   (125,424)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                               CALIFORNIA                         NEW YORK
                                                                          SELECT TAX-FREE (NXC)             SELECT TAX-FREE (NXN)
                                                                     -----------------------------      ----------------------------
                                                                      YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                         3/31/05           3/31/04          3/31/05         3/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 4,140,965       $ 4,230,020      $ 2,508,691     $ 2,640,505
Net realized gain from investments                                        49,639           528,424          246,834         314,601
Change in net unrealized appreciation
   (depreciation) of investments                                        (670,557)          704,451       (1,058,725)        294,010
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                                                     3,520,047         5,462,895        1,696,800       3,249,116
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                            (4,142,182)       (4,262,921)      (2,587,119)     (2,668,659)
From accumulated net realized gains
   from investments                                                     (292,831)         (310,999)        (250,126)       (322,333)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders                                      (4,435,013)       (4,573,920)      (2,837,245)     (2,990,992)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares
   issued to shareholders due to
   reinvestment of distributions                                              --               --               --           16,500
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                   (914,966)          888,975       (1,140,445)        274,624
Net assets at the beginning of year                                   91,864,097        90,975,122       56,957,702      56,683,078
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                        $90,949,131       $91,864,097      $55,817,257     $56,957,702
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the
   end of year                                                       $  (115,819)      $  (114,580)     $   (77,492)    $     2,359
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen California Select Tax-Free Income Portfolio (NXC) and Nuveen New York Select Tax-Free Income Portfolio (NXN). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide stable dividends consistent with the preservation of capital, exempt from regular federal and designated state income taxes, where applicable, by investing primarily in a diversified portfolio of municipal obligations.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2005, Select Tax-Free (NXP), Select Tax-Free 2 (NXQ), Select Tax-Free 3 (NXR) and California Select Tax-Free (NXC) had outstanding when-issued and delayed delivery purchase commitments of $783,563, $2,955,928, $2,172,366 and $2,688,374, respectively.
There were no such outstanding purchase commitments in New York Select Tax-Free
(NXN).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, where applicable, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended March 31, 2005, have been designated Exempt Interest Dividends. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Derivative Financial Instruments

The Funds are not authorized to invest in derivative financial instruments.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Notes to
    FINANCIAL STATEMENTS (continued)


2. FUND SHARES

None of the Funds engaged in transactions in their own shares during the fiscal year ended March 31, 2005, nor during the fiscal year ended March 31, 2004, with the exception of New York Select-Tax Free (NXN) which issued 1,154 shares to shareholders due to reinvestment of distributions during the fiscal year ended March 31, 2004.

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended March 31, 2005, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Purchases                                $26,796,412   $32,045,842  $28,492,260  $11,577,856   $7,388,638
Sales and maturities                      28,932,100    31,945,500   29,794,950   12,382,963    7,948,160
=========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was as follows:

                                                                                CALIFORNIA       NEW YORK
                                          SELECT        SELECT        SELECT        SELECT         SELECT
                                        TAX-FREE    TAX-FREE 2    TAX-FREE 3      TAX-FREE       TAX-FREE
                                           (NXP)         (NXQ)         (NXR)         (NXC)          (NXN)
---------------------------------------------------------------------------------------------------------
Cost of investments                 $220,744,301  $242,187,050   $177,867,707   $85,595,121   $53,114,143
=========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                          $14,393,193    $9,916,787   $6,919,717   $3,942,473   $2,152,176
   Depreciation                           (2,251,937)   (2,232,435)    (753,634)    (110,661)     (86,738)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                        $12,141,256    $7,684,352   $6,166,083   $3,831,812   $2,065,438
=========================================================================================================

The tax components of undistributed net investment income and net realized gains at March 31, 2005, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*        $445,452      $455,464     $389,781     $227,670     $127,589
Undistributed net ordinary income**               --            --           --       49,498           --
Undistributed net long-term capital gains      8,396       119,320       27,844           --      172,003
=========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 1, 2005, paid on April 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended March 31, 2005 and March 31, 2004, was designated for purposes of the dividends paid deduction as follows:

                                                                                                CALIFORNIA     NEW YORK
                                                            SELECT        SELECT       SELECT       SELECT       SELECT
                                                          TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
2005                                                         (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $11,595,693   $11,964,006   $8,750,786   $4,148,439   $2,596,891
Distributions from net ordinary income**                    71,645            --       29,707           --           --
Distributions from net long-term capital gains           1,603,834       727,172      444,780      292,832      250,126
=======================================================================================================================
                                                                                                CALIFORNIA     NEW YORK
                                                            SELECT        SELECT       SELECT       SELECT       SELECT
                                                          TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
2004                                                         (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $12,087,037   $12,571,449   $8,945,252   $4,242,294   $2,672,502
Distributions from net ordinary income**                   334,467       163,837       63,927       27,740           --
Distributions from net long-term capital gains           1,399,973       973,580      868,194      310,142      322,333
=======================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (continued)


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective January 1, 2005, Nuveen Institutional Advisory Corp. ("NIAC"), the Funds' previous Adviser, and its affiliate, Nuveen Advisory Corp. ("NAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NIAC or NAC.

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of April 30, 2005, the complex-level fee rate was .1915%; that is, the funds' effective management fees were reduced by approximately .0085%.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets of each Fund as follows:

                                                                       SELECT TAX-FREE 2 (NXQ)
                                                                       SELECT TAX-FREE 3 (NXR)
                                                              CALIFORNIA SELECT TAX-FREE (NXC)
                                      SELECT TAX-FREE (NXP)     NEW YORK SELECT TAX-FREE (NXN)
AVERAGE DAILY NET ASSETS                FUND-LEVEL FEE RATE                FUND-LEVEL FEE RATE
----------------------------------------------------------------------------------------------
For the first $125 million                           .0500%                             .1000%
For the next $125 million                            .0375                              .0875
For the next $250 million                            .0250                              .0750
For the next $500 million                            .0125                              .0625
==============================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of each Fund as follows:

                                                                         SELECT TAX-FREE 2 (NXQ)
                                                                         SELECT TAX-FREE 3 (NXR)
                                                                CALIFORNIA SELECT TAX-FREE (NXC)
AVERAGE DAILY NET ASSETS                SELECT TAX-FREE (NXP)     NEW YORK SELECT TAX-FREE (NXN)
------------------------------------------------------------------------------------------------
For the first $125 million                             .2500%                             .3000%
For the next $125 million                              .2375                              .2875
For the next $250 million                              .2250                              .2750
For the next $500 million                              .2125                              .2625
For the next $1 billion                                .2000                              .2500
For net assets over $2 billion                         .1875                              .2375
================================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to
    FINANCIAL STATEMENTS (continued)


6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and NAM, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

7. SUBSEQUENT EVENT

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on May 2, 2005, to shareholders of record on April 15, 2005, as follows:

                                                          CALIFORNIA    NEW YORK
                       SELECT       SELECT       SELECT       SELECT      SELECT
                     TAX-FREE   TAX-FREE 2   TAX-FREE 3     TAX-FREE    TAX-FREE
                        (NXP)        (NXQ)        (NXR)        (NXC)       (NXN)
--------------------------------------------------------------------------------
Dividend per share     $.0570       $.0550       $.0545       $.0550      $.0535
================================================================================

Financial
       HIGHLIGHTS

                        Financial
                                HIGHLIGHTS

Selected data for a share outstanding throughout each period:

                                            Investment Operations                  Less Distributions
                                    -------------------------------------   --------------------------------
                                                           Net                                                    Ending
                        Beginning          Net       Realized/                     Net                               Net     Ending
                        Net Asset   Investment      Unrealized              Investment    Capital                  Asset     Market
                            Value       Income      Gain (Loss)     Total       Income      Gains      Total       Value      Value
====================================================================================================================================
SELECT TAX-FREE (NXP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005               $14.85         $.70           $(.12)     $ .58        $(.71)     $(.10)     $(.81)     $14.62     $13.50
        2004                14.82          .73             .15        .88         (.76)      (.09)      (.85)      14.85      14.30
        2003                14.67          .77             .37       1.14         (.82)      (.17)      (.99)      14.82      14.15
        2002                15.05          .88            (.38)       .50         (.86)      (.02)      (.88)      14.67      13.85
        2001                14.89          .91             .15       1.06         (.90)        --       (.90)      15.05      14.50

SELECT TAX-FREE 2 (NXQ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005                14.56          .67            (.13)       .54         (.68)      (.04)      (.72)      14.38      13.08
        2004                14.45          .70             .19        .89         (.72)      (.06)      (.78)      14.56      13.80
        2003                14.53          .76             .14        .90         (.80)      (.18)      (.98)      14.45      13.49
        2002                14.89          .86            (.36)       .50         (.84)      (.02)      (.86)      14.53      13.66
        2001                14.75          .87             .14       1.01         (.87)        --       (.87)      14.89      14.15

SELECT TAX-FREE 3 (NXR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005                14.37          .66            (.11)       .55         (.67)      (.03)      (.70)      14.22      12.82
        2004                14.28          .69             .16        .85         (.69)      (.07)      (.76)      14.37      13.56
        2003                14.26          .73             .12        .85         (.76)      (.07)      (.83)      14.28      13.06
        2002                14.53          .81            (.28)       .53         (.80)        --       (.80)      14.26      13.42
        2001                14.32          .81             .21       1.02         (.81)        --       (.81)      14.53      13.70

CALIFORNIA SELECT
TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005                14.68          .66            (.09)       .57         (.66)      (.05)      (.71)      14.54      13.40
        2004                14.54          .68             .19        .87         (.68)      (.05)      (.73)      14.68      14.06
        2003                14.44          .71             .26        .97         (.73)      (.14)      (.87)      14.54      13.59
        2002                14.79          .78            (.34)       .44         (.77)      (.02)      (.79)      14.44      14.25
        2001                14.57          .79             .23       1.02         (.79)      (.01)      (.80)      14.79      13.94

NEW YORK SELECT
TAX-FREE (NXN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005                14.57          .64            (.21)       .43         (.66)      (.06)      (.72)      14.28      13.65
        2004                14.51          .68             .14        .82         (.68)      (.08)      (.76)      14.57      14.40
        2003                14.17          .70             .43       1.13         (.70)      (.09)      (.79)      14.51      13.60
        2002                14.51          .73            (.33)       .40         (.74)        --       (.74)      14.17      13.76
        2001                14.31          .78             .20        .98         (.78)        --       (.78)      14.51      14.05
====================================================================================================================================
                                                                                Ratios/Supplemental Data
                                                    --------------------------------------------------------------------------------
                               Total Returns                           Before Credit                 After Credit**
                          ----------------------               ----------------------------  ---------------------------
                                                                              Ratio of Net                 Ratio of Net
                                       Based on      Ending       Ratio of      Investment      Ratio of     Investment
                          Based on          Net         Net    Expenses to       Income to   Expenses to      Income to   Portfolio
                            Market        Asset      Assets        Average         Average       Average        Average    Turnover
                             Value*       Value*       (000)    Net Assets      Net Assets    Net Assets     Net Assets        Rate
====================================================================================================================================
SELECT TAX-FREE (NXP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005                   .17%        4.00%   $239,460            .33%           4.76%          .32%          4.77%         11%
        2004                  7.34         6.13     243,165            .34            4.90           .33           4.91          16
        2003                  9.51         7.84     242,669            .37            5.20           .36           5.21          35
        2002                  1.54         3.41     240,275            .38            5.89           .37           5.89          26
        2001                 12.63         7.32     246,475            .35            6.06           .35           6.07           2

SELECT TAX-FREE 2 (NXQ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005                   .11         3.82     253,158            .37            4.68           .36           4.69          13
        2004                  8.35         6.31     256,373            .39            4.86           .38           4.86          10
        2003                  6.01         6.33     254,355            .42            5.20           .41           5.21          46
        2002                  2.57         3.41     255,887            .43            5.79           .42           5.80          21
        2001                 12.46         7.04     262,144            .41            5.89           .40           5.90           2

SELECT TAX-FREE 3 (NXR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005                  (.17)        4.01     184,379            .38            4.66           .37           4.67          16
        2004                  9.96         6.13     186,358            .38            4.84           .38           4.85           6
        2003                  3.51         6.09     185,137            .42            5.09           .41           5.10          51
        2002                  3.84         3.70     184,837            .44            5.59           .42           5.60           9
        2001                 12.97         7.36     188,344            .47            5.66           .46           5.67           2

CALIFORNIA SELECT
TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005                   .50         3.99      90,949            .39            4.55           .39           4.56          13
        2004                  9.14         6.16      91,864            .40            4.64           .39           4.65          30
        2003                  1.34         6.86      90,975            .43            4.84           .42           4.85          42
        2002                  7.95         3.03      90,346            .44            5.27           .43           5.28          12
        2001                  7.23         7.21      92,517            .43            5.38           .42           5.39           2

NEW YORK SELECT
TAX-FREE (NXN)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005                   .05         3.10      55,817            .41            4.48           .41           4.48          13
        2004                 11.81         5.84      56,958            .43            4.65           .42           4.65          16
        2003                  4.73         8.17      56,683            .46            4.85           .45           4.86          35
        2002                  3.17         2.75      55,362            .49            5.04           .48           5.05          28
        2001                 17.36         7.02      56,679            .48            5.39           .47           5.40           3
===================================================================================================================================

* Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
**   After custodian fee credit, where applicable.


                                 See accompanying notes to financial statements.


                                  52-53 SPREAD

Board Members
      AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board
Members of the Funds. The number of board members of the Funds is currently set at nine. None of the board members who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)    Chairman of        1994    Chairman and Director (since 1996) of Nuveen Investments,             154
3/28/49                        the Board                  Inc. and Nuveen Investments, LLC; Director (since 1992) and
333 W. Wacker Drive            and Trustee                Chairman (since 1996) of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (3); Chairman and Director
                                                          (since 1997) of Nuveen Asset Management; Director (since
                                                          1996) of Institutional Capital Corporation; Chairman and
                                                          Director (since 1999) of Rittenhouse Asset Management,
                                                          Inc.; Chairman of Nuveen Investments Advisers Inc.
                                                          (since 2002).

BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Board member       1997    Private Investor and Management Consultant.                           154
8/22/40
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Board member       1993    Retired (1989) as Senior Vice President of The Northern               154
7/29/34                                                   Trust Company; Director, Community Advisory Board for
333 W. Wacker Drive                                       Highland Park and Highwood, United Way of the North
Chicago, IL 60606                                         Shore (since 2002).
------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Board member       1999    President, The Hall-Perrine Foundation, a private philanthropic       154
10/22/48                                                  corporation (since 1996); Director and Vice Chairman, United
333 W. Wacker Drive                                       Fire & Casualty Company;  formerly, Director, Federal Reserve
Chicago, IL 60606                                         Bank of Chicago; formerly, President and Chief Operating Officer,
                                                          SCI Financial Group, Inc., a regional financial services firm.
------------------------------------------------------------------------------------------------------------------------------------
William C. Hunter              Board member       2004    Dean and Distinguished Professor of Finance, School of                154
3/6/48                                                    Business at the University of Connecticut (since 2003);
333 W. Wacker Drive                                       previously Senior Vice President and Director of Research
Chicago, IL 60606                                         at the Federal Reserve Bank of Chicago (1995-2003);
                                                          Director, Credit Research Center at Georgetown University;
                                                          Director of Xerox Corporation (since 2004).
------------------------------------------------------------------------------------------------------------------------------------
David J. Kundert               Board member       2005    Retired (2004) as Chairman, JPMorgan Fleming Asset                    153
10/28/42                                                  Management, President and CEO, Banc One Investment
333 W. Wacker Drive                                       Advisors Corporation, and President, One Group Mutual
Chicago, IL 60606                                         Funds; prior thereto, Executive Vice President, Banc One
                                                          Corporation and Chairman and CEO, Banc One Investment
                                                          Management Group; Board of Regents, Luther College; currently a member of the American and Wisconsin Bar Associations.


                                       54

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Board member       1997    Chairman, formerly, Senior Partner and Chief Operating                154
9/24/44                                                   Officer, Miller-Valentine Partners Ltd., a real estate
333 W. Wacker Drive                                       investment company; formerly, Vice President, Miller-Valentine
Chicago, IL 60606                                         Realty, a construction company; Chair, Premier
                                                          Health Partners, the not-for-profit company of Miami
                                                          Valley Hospital; Board Member, formerly Chair, Dayton
                                                          Development Coalition; President, Philharmonic
                                                          Orchestra; formerly, Member, Community Advisory
                                                          Board, National City Bank, Dayton, Ohio and Business
                                                          Advisory Council, Cleveland Federal Reserve Bank.
------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Board member       1997    Executive Director, Gaylord and Dorothy Donnelley                     154
12/29/47                                                  Foundation (since 1994); prior thereto, Executive Director,
333 W. Wacker Drive                                       Great Lakes Protection Fund (from 1990 to 1994).
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine             Board member       2005    Senior Vice President for Business and Finance (since 1997),          154
1/22/50                                                   Northwestern University; Director (since 2003), Chicago
333 W. Wacker Drive                                       Board of Options Exchange; Director (since 2003), National
Chicago, IL 60606                                         Mentor Holdings, a privately-held, national provider of home and community-based services; Chairman (since 1997), Board of Directors, Rubicon, an insurance company owned by
                                                          Northwestern University; Director (since 1997), Evanston
                                                          of Commerce and Evanston Inventure, a business development organization.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(4)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary and               154
9/9/56                         Administrative             Associate General Counsel, formerly, Vice President and
333 W. Wacker Drive            Officer                    Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp. (3);
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          2000), of Nuveen Asset Management; Managing Director (since
                                                          2004) and Assistant Secretary (since 1994) of Nuveen
                                                          Investments, Inc.; Assistant Secretary of NWQ Investment
                                                          Management Company, LLC (since 2002); Vice President and
                                                          Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Managing Director, Associate General Counsel and Assistant Secretary of Rittenhouse Asset Management,
                                                          Inc. (since 2003); Chartered Financial Analyst.


                                       55

Board Members
      AND OFFICERS (CONTINUED)
                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(4)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Julia L. Antonatos             Vice President     2004    Managing Director (since 2005), previously, Vice President            154
9/22/63                                                   (since 2002), formerly, Assistant Vice President (since 1999)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Chartered Financial Analyst.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant Vice                 154
2/3/66                         and Assistant              President (since 2000), previously, Associate of Nuveen
333 W. Wacker Drive            Secretary                  Investments, LLC.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999),               154
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp (since 1999) (3); Vice
                                                          President and Treasurer of Nuveen Asset Management
                                                          (since 2002) and of Nuveen Investments Advisers Inc. (since
                                                          2002); Assistant Treasurer of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and Treasurer of
                                                          Nuveen Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     2000    Vice President (since 2002) and Assistant General Counsel             154
9/24/64                        and Secretary              (since 1998), formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp. (3); and Nuveen Asset Management.
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Managing Director (since 2004) formerly, Vice President of            154
10/24/45                                                  Nuveen Investments, LLC; Managing Director (since 2004)
333 W. Wacker Drive                                       formerly, Vice President (since 1998) of Nuveen Advisory Corp.
Chicago, IL 60606                                         and Nuveen Institutional Advisory Corp. (3); Managing Director
                                                          of Nuveen Asset Management.
------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 154
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice President
333 W. Wacker Drive                                       of Nuveen Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                         Corp. (since 1995) (3); Managing Director of Nuveen Asset
                                                          Management (since 2001); Vice President of Nuveen Investment
                                                          Advisers Inc. (since 2002); Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since 1998)         154
5/31/54                        and Controller             of Nuveen Investments, LLC and Vice President and Funds
333 W. Wacker Drive                                       Controller (1998-2004) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.
------------------------------------------------------------------------------------------------------------------------------------
James D. Grassi                Vice President     2004    Vice President and Deputy Director of Compliance (since 2004)         154
4/13/56                        and Chief                  of Nuveen Investments, LLC, Nuveen Investments Advisers Inc.,
333 W. Wacker Drive            Compliance                 Nuveen Asset Management and Rittenhouse Asset Management,
Chicago, IL 60606              Officer                    Inc.; previously, Vice President and Deputy Director of
                                                          Compliance (2004) of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp. (3); formerly, Senior
                                                          Attorney (1994 to 2004), The Northern Trust Company.


                                       56

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(4)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments,                    154
3/22/63                                                   LLC, previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                       prior thereto, Associate of Nuveen Investments, LLC;
Chicago, IL 60606                                         Certified Public Accountant.
------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999), previously, Assistant Vice               154
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             154
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (3); Assistant Secretary of
                                                          Nuveen Investments, Inc. and (since 1997) Nuveen Asset
                                                          Management, Vice President (since 2000), Assistant
                                                          Secretary and Assistant General Counsel (since 1998)
                                                          of Rittenhouse Asset Management; Vice President and
                                                          Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Assistant Secretary of NWQ Investment
                                                          Management Company, LLC (since 2002).

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.

(2) Board members serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(3) Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

(4) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION


Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

The Funds' Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each of the Funds has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
         For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                        o Share prices
           Learn more                   o Fund details
about Nuveen Funds at                   o Daily financial news
   WWW.NUVEEN.COM/ETF                   o Investor education
                                        o Interactive planning tools


Logo: NUVEEN Investments

                                                                     EAN-B-0305D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the Code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/etf. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors or Trustees determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.



                Nuveen New York Select Tax-Free Income Portfolio

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND


                                            AUDIT FEES BILLED        AUDIT-RELATED FEES             TAX FEES         ALL OTHER FEES
FISCAL YEAR ENDED                                TO FUND               BILLED TO FUND            BILLED TO FUND      BILLED TO FUND
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2005                                  $ 6,991                      $ 0                     $ 404                $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                 N/A                       0%                        0%                 0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2004                                  $ 6,652                      $ 0                     $ 364                $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                 N/A                       0%                        0%                 0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------


The above "Tax Fees" were billed for professional services for tax advice, tax compliance and tax planning.

                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The table also shows the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.


FISCAL YEAR ENDED                           AUDIT-RELATED FEES       TAX FEES BILLED TO          ALL OTHER FEES
                                          BILLED TO ADVISER AND         ADVISER AND            BILLED TO ADVISER
                                             AFFILIATED FUND          AFFILIATED FUND         AND AFFILIATED FUND
                                            SERVICE PROVIDERS        SERVICE PROVIDERS         SERVICE PROVIDERS
---------------------------------------------------------------------------------------------------------------------
March 31, 2005                                      $ 0                      $ 0                       $ 0
---------------------------------------------------------------------------------------------------------------------
Percentage approved                                  0%                       0%                        0%
pursuant to
pre-approval
exception
---------------------------------------------------------------------------------------------------------------------
March 31, 2004                                      $ 0                      $ 0                       $ 0
---------------------------------------------------------------------------------------------------------------------
Percentage approved                                 N/A                      N/A                       N/A
pursuant to
pre-approval
exception
---------------------------------------------------------------------------------------------------------------------


                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP's independence.


FISCAL YEAR ENDED                                                   TOTAL NON-AUDIT FEES
                                                                   BILLED TO ADVISER AND
                                                                  AFFILIATED FUND SERVICE     TOTAL NON-AUDIT FEES
                                                                   PROVIDERS (ENGAGEMENTS    BILLED TO ADVISER AND
                                                                  RELATED DIRECTLY TO THE    AFFILIATED FUND SERVICE
                                           TOTAL NON-AUDIT FEES   OPERATIONS AND FINANCIAL    PROVIDERS (ALL OTHER
                                              BILLED TO FUND       REPORTING OF THE FUND)         ENGAGEMENTS)            TOTAL
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2005                                    $ 404                      $ 0                       $ 0                $ 404
March 31, 2004                                    $ 364                      $ 0                       $ 0                $ 364


Audit Committee Pre-Approval Policies and Procedures. Generally, the audit committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the audit committee if they are expected to be for amounts greater than $10,000; (ii) reported to the audit committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the audit committee at the next audit committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant's Board of Directors or Trustees has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Lawrence H. Brown, Jack B. Evans and William J. Schneider.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, the Adviser would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")
          (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/etf and there were no amendments during the period covered by this report. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Select Tax-Free Income Portfolio
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: June 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.